UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04161

Jefferson Pilot Variable Fund, Inc.
(Exact name of registrant as specified in charter)

One Granite Place, Concord, NH 03301
(Address of principal executive offices)

Craig Moreshead, Secretary
Jefferson Pilot Variable Fund, Inc.
One Granite Place, Concord, NH 03301
(Name and address of agent for service)

Registrant's telephone number, including area code: 603-226-5706

Date of fiscal year end: 12/31
Date of reporting period: 03/31/2007

Item 1. Schedule of Investments

Balanced Portfolio
Small-Cap Value Portfolio
International Equity Portfolio
World Growth Stock Portfolio
High Yield Bond Portfolio
Money Market Portfolio
Capital Growth Portfolio
Growth Portfolio
Strategic Growth Portfolio
S&P 500 Index Portfolio
Value Portfolio
Mid-Cap Growth Portfolio
Mid-Cap Value Portfolio
Small Company Portfolio

Notes to Schedules of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc.-Balanced Portfolio

March 31, 2007
	Principal	Value
	Amount (U.S.$)	(U.S.$)
Asset-Backed Securities - 0.31%
Carmax Auto Owner Trust Series 2005-1 A4 4.35% 3/15/10	$100,000	$98,985
Onyx Acceptance Grantor Trust Series 2003-C A4 2.66% 5/17/10	68,802	68,723
WFS Financial Owner Trust Series 2004-2 A4 3.54% 11/21/11	63,096	62,384
Total Asset-Backed Securities (cost $230,711)		230,092
	Number of
	Shares
Common Stock - 66.41%
Air Freight & Logistics - 0.54%
United Parcel Service Class B	5,600	392,560
		392,560
Airlines - 0.42%
*Southwest Airlines	20,700	304,290
		304,290
Auto Components - 0.44%
BorgWarner	4,300	324,306
		324,306
Beverages - 1.23%
Coca-Cola	10,600	508,800
PepsiCo	6,200	394,072
		902,872
Capital Markets - 1.51%
*State Street	9,500	615,125
UBS	8,200	487,326
		1,102,451
Chemicals - 1.38%
*duPont (E.I.) deNemours	18,300	904,569
†Rhodia ADR	28,600	104,390
		1,008,959
Commercial Banks - 1.22%
PNC Financial Services Group	6,700	482,199
Synovus Financial	12,800	413,952
		896,151
Commercial Services & Supplies - 1.71%
Avery Dennison	5,900	379,134
*Pitney Bowes	7,400	335,886
Waste Management	15,610	537,140
		1,252,160
Computers & Peripherals - 2.13%
†EMC	29,600	409,960
International Business Machines	12,185	1,148,558
		1,558,518
Containers & Packaging - 0.56%
†Owens-Illinois	15,900	409,743
		409,743
Diversified Financial Services - 3.95%
Bank of America	28,624	1,460,397
Citigroup	27,886	1,431,667
		2,892,064
Diversified Telecommunications Services - 3.81%
AT&T	57,400	2,263,282
Verizon Communications	13,900	527,088
		2,790,370
Electric Utilities - 2.22%
Exelon	12,900	886,359
PPL	11,700	478,530
Progress Energy	5,100	257,244
		1,622,133
Energy Equipment & Services - 0.49%
Schlumberger	5,200	359,320
		359,320
Food & Staples Retailing - 2.10%
*Sysco	14,800	500,684
Wal-Mart Stores	22,100	1,037,595
		1,538,279
Food Products - 2.04%
Bunge	5,600	460,432
Tyson Foods Class A	19,900	386,259
Unilever	22,200	648,684
		1,495,375
Health Care Equipment & Supplies - 0.98%
Medtronic	14,600	716,276
		716,276
Hotels, Restaurants & Leisure - 0.90%
McDonald's	14,600	657,730
		657,730
Household Durables - 0.39%
*Whirlpool	3,400	288,694
		288,694
Household Products - 0.83%
Kimberly-Clark	8,900	609,561
		609,561
Industrial Conglomerates - 2.41%
3M	3,200	244,576
General Electric	43,000	1,520,480
		1,765,056
Insurance - 3.94%
*ACE	12,700	724,662
Allstate	8,100	486,486
American International Group	9,500	638,590
*Hartford Financial Services Group	6,800	649,944
*MBIA	5,900	386,391
		2,886,073
IT Services - 0.98%
Automatic Data Processing	8,200	396,880
First Data	11,900	320,110
		716,990
Machinery - 3.03%
Caterpillar	6,200	415,586
Deere & Co	8,200	890,848
Illinois Tool Works	8,100	417,960
Pentair	15,900	495,444
		2,219,838
Media - 2.52%
CBS Class B	15,000	458,850
*†Comcast Class A	25,700	666,915
*New York Times Class A	10,700	251,557
†Viacom Class B	11,300	464,543
		1,841,865
Metals & Mining - 1.47%
Alcoa	23,000	779,700
*Newmont Mining	7,100	298,129
		1,077,829
Multi-Utilities & Unregulated Power - 1.08%
*Dominion Resources	6,600	585,882
*Veolia Environnement ADR	2,800	208,096
		793,978
Oil, Gas & Consumable Fuel - 10.37%
Cameco	10,200	417,588
Chevron	22,300	1,649,308
ConocoPhillips	12,069	824,916
EnCana	12,578	636,824
Exxon Mobil	30,725	2,318,202
Total ADR	16,900	1,179,282
*XTO Energy	10,300	564,543
		7,590,663
Paper & Forest Products - 1.04%
International Paper	10,100	367,640
Weyerhaeuser	5,300	396,122
		763,762
Pharmaceuticals - 6.40%
Abbott Laboratories	18,000	1,004,400
*Bristol-Myers Squibb	26,200	727,312
Lilly (Eli)	19,600	1,052,716
*Sanofi-Aventis ADR	12,400	539,524
Schering-Plough	37,200	948,972
Wyeth	8,200	410,246
		4,683,170
Road & Rail - 0.37%
Canadian National Railway	6,094	268,989
		268,989
Semiconductors & Semiconductor Equipment - 0.63%
*Maxim Integrated Products	15,700	461,580
		461,580
Software - 0.73%
Microsoft	19,225	535,801
		535,801
Specialty Retail - 0.70%
Home Depot	7,300	268,202
Staples	9,400	242,896
		511,098
Thrift & Mortgage Finance - 0.53%
Freddie Mac	6,500	386,685
		386,685
Tobacco - 1.36%
Altria Group	11,300	992,253
		992,253
Total Common Stock (cost $39,713,727)		48,617,442
	Principal
	Amount (U.S.$)
Corporate Bonds - 5.56%
Airlines - 0.03%
Southwest Airlines 5.75% 12/15/16	$25,000	24,579
		24,579
Automobiles - 0.11%
DaimlerChrysler 8.00% 6/15/10	75,000	80,964
		80,964
Beverages - 0.10%
#Miller Brewing 144A 5.50% 8/15/13	75,000	74,944
		74,944
Capital Markets - 0.50%
Goldman Sachs Group 5.625% 1/15/17	175,000	173,337
Mellon Funding 5.00% 12/1/14	75,000	73,461
Morgan Stanley 4.75% 4/1/14	125,000	118,723
		365,521
Chemicals - 0.11%
Cytec Industries 6.00% 10/1/15	80,000	80,794
		80,794
Commercial Banks - 0.32%
*Bank of America 4.75% 8/15/13	100,000	97,113
US Bank 5.70% 12/15/08	60,000	60,559
*Wachovia 5.25% 8/1/14	75,000	74,126
		231,798
Computers & Peripherals - 0.13%
Hewlett-Packard 3.625% 3/15/08	99,000	97,468
		97,468
Consumer Finance - 0.07%
International Lease Finance 5.00% 4/15/10	50,000	49,886
		49,886
Containers & Packaging - 0.07%
#Sealed Air 144A 6.875% 7/15/33	50,000	49,842
		49,842
Diversified Financial Services - 0.57%
*CIT Group 5.60% 4/27/11	50,000	50,501
Citigroup
5.00% 9/15/14	112,000	109,341
6.625% 6/15/32	121,000	130,254
*#Erac USA Finance 144A 5.60% 5/1/15	50,000	50,050
JPMorgan Chase 6.75% 2/1/11	75,000	78,870
		419,016
Diversified Telecommunications Services - 0.21%
BellSouth 4.75% 11/15/12	65,000	63,344
SBC Communications
5.10% 9/15/14	15,000	14,655
*5.625% 6/15/16	40,000	40,124
Verizon Maryland 5.125% 6/15/33	42,000	35,045
		153,168
Electric Utilities - 0.05%
America Electric Power 5.375% 3/15/10	33,000	33,259
		33,259
Food & Staples Retailing - 0.11%
CVS 6.125% 8/15/16	35,000	36,193
Fred Meyer 7.45% 3/1/08	43,000	43,819
		80,012
Food Products - 0.28%
Bunge Limited Finance 5.10% 7/15/15	35,000	32,889
Kraft Foods
6.25% 6/1/12	50,000	51,955
6.50% 11/1/31	100,000	101,847
Tyson Foods 6.85% 4/1/16	15,000	15,560
		202,251
Health Care Providers & Services - 0.07%
Quest Diagnostics 5.125% 11/1/10	50,000	49,585
		49,585
Hotels, Restaurants & Leisure - 0.13%
Harrah's Operating 6.50% 6/1/16	45,000	39,867
Yum Brands 8.875% 4/15/11	50,000	56,140
		96,007
Household Durables - 0.13%
D.R. Horton 6.50% 4/15/16	50,000	48,900
Pulte Homes 6.25% 2/15/13	50,000	49,843
		98,743
Insurance - 0.54%
Ace INA Holdings 5.875% 6/15/14	75,000	76,587
AXA Financial 7.00% 4/1/28	50,000	55,098
Berkshire Hathaway 3.375% 10/15/08	95,000	92,479
Everest Reinsurance Holdings 5.40% 10/15/14	25,000	24,649
MetLife 5.00% 6/15/15	50,000	48,543
Navigators Group 7.00% 5/1/16	9,000	9,304
Principal Financial Group 6.05% 10/15/36	15,000	15,165
Prudential Financial 4.50% 7/15/13	75,000	72,198
		394,023
Media - 0.72%
CBS 5.625% 8/15/12	50,000	50,150
Comcast Cable Communications 6.75% 1/30/11	52,000	54,758
Cox Communications 7.125% 10/1/12	50,000	53,904
EchoStar DBS 5.75% 10/1/08	173,000	173,217
News America 7.625% 11/30/28	50,000	56,033
Time Warner 7.70% 5/1/32	79,000	89,565
Viacom 6.25% 4/30/16	47,000	47,646
		525,273
Multiline Retail - 0.10%
Target 5.50% 4/1/07	70,000	70,000
		70,000
Multi-Utilities & Unregulated Power - 0.23%
MidAmerican Energy Holdings 3.50% 5/15/08	91,000	89,296
Pacific Gas & Electric
4.20% 3/1/11	56,000	54,215
6.05% 3/1/34	24,000	24,059
		167,570
Oil, Gas & Consumable Fuel - 0.13%
Kinder Morgan Energy Partners 5.00% 12/15/13	50,000	48,386
XTO Energy 4.90% 2/1/14	50,000	48,251
		96,637
Paper & Forest Products - 0.11%
Weyerhaeuser 7.375% 3/15/32	75,000	78,568
		78,568
Real Estate Investment Trusts - 0.42%
AvalonBay Communities 5.50% 1/15/12	50,000	50,449
Colonial Realty 6.05% 9/1/16	25,000	25,525
Developers Diversified Realty
4.625% 8/1/10	5,000	4,902
5.375% 10/15/12	50,000	49,974
ERP Operating 5.125% 3/15/16	50,000	48,763
Health Care Properties Investors
*5.65% 12/15/13	25,000	24,831
6.30% 9/15/16	25,000	25,627
Regency Centers 5.25% 8/1/15	30,000	29,202
Simon Property Group 5.875% 3/1/17	50,000	51,299
		310,572
Specialty Retail - 0.07%
Staples
7.125% 8/15/07	10,000	10,048
7.375% 10/1/12	40,000	43,533
		53,581
Tobacco - 0.07%
Altria Group 7.00% 11/4/13	50,000	54,299
		54,299
Wireless Telecommunication Services - 0.18%
New Cingular Wireless Services 7.50% 5/1/07	76,000	76,115
Sprint Capital 8.375% 3/15/12	50,000	55,786
		131,901
Total Corporate Bonds (cost $4,121,623)		4,070,261
Foreign Bonds - 0.57%
Commercial Banks - 0.10%
#HBOS 144A 6.00% 11/1/33	75,000	75,784
		75,784
Diversified Telecommunications Services - 0.14%
France Telecom 7.75% 3/1/11	75,000	81,711
Telecom Italia Capital 6.00% 9/30/34	25,000	22,638
		104,349
Foreign Governments - 0.05%
Mexico Government International Bond 6.75% 9/27/34	35,000	38,168
		38,168
Industrial Conglomerates - 0.10%
Tyco International Group 6.00% 11/15/13	70,000	73,583
		73,583
Mortgage-Backed Securities - 0.14%
•#Aire Valley Mortgages Series 2004-1A 2A3 144A 5.53% 9/20/34	100,000	100,065
		100,065
Real Estate Investment Trusts - 0.04%
#Westfield Group 144A 5.40% 10/1/12	25,000	25,115
		25,115
Total Foreign Bonds (cost $414,804)		417,064
Government & Agency Obligations- 17.66%
Agency CMO - 0.11%
•Fannie Mae Series 2006-76 QF 5.72% 8/25/36	79,541	80,072
		80,072
Mortgage-Backed Securities - 11.56%
Fannie Mae
4.666% 4/1/14	411,610	403,178
4.778% 2/1/14	328,865	324,602
5.636% 12/1/11	186,483	190,518
5.939% 11/1/11	104,019	107,183
Fannie Mae S.F. 15 yr
5.00% 1/1/19	584,211	577,837
5.00% 3/1/19	35,211	34,778
5.00% 4/1/19	334,027	329,915
5.00% 6/1/19	889,215	878,269
5.50% 1/1/19	258,614	259,793
5.50% 7/1/19	162,728	163,346
6.00% 7/1/20	294,050	298,952
6.00% 6/1/21	94,541	96,118
6.00% 8/1/21	126,174	128,279
6.50% 9/1/14	111,275	114,084
6.50% 4/1/18	107,144	109,762
Fannie Mae S.F. 30 yr
5.00% 3/1/34	542,803	525,814
5.00% 11/1/35	486,428	470,438
5.50% 6/1/34	277,492	275,057
5.50% 12/1/34	130,449	129,305
5.50% 11/1/35	953,845	944,842
5.50% 6/1/36	193,666	192,103
6.50% 11/1/36	369,641	377,080
Freddie Mac S.F. 15 yr
5.50% 9/1/19	317,777	318,822
6.00% 7/1/21	116,604	118,545
GNMA S.F. 30 yr
5.00% 2/15/35	113,981	110,969
5.00% 4/15/35	107,574	104,732
5.50% 5/15/34	124,365	123,811
6.00% 3/15/34	66,077	67,004
6.00% 8/15/34	223,692	226,833
6.50% 11/15/31	125,834	129,466
6.50% 7/15/36	186,237	191,076
7.00% 11/15/32	136,813	143,110
		8,465,621
Thrift & Mortgage Finance - 0.05%
Freddie Mac 5.75% 3/15/09	36,000	36,575
		36,575
U.S. Treasury Obligations -5.94%
U.S. Treasury Bonds
*5.25% 2/15/29	225,000	234,896
*6.25% 8/15/23	552,000	633,722
7.25% 8/15/22	505,000	631,605
U.S. Treasury Inflation Indexed Notes
2.00% 1/15/16	254,935	251,001
2.375% 4/15/11	662,805	671,428
U.S. Treasury Notes
*3.875% 5/15/10	550,000	539,537
*4.25% 8/15/13	125,000	122,866
4.63% 12/31/11	475,000	476,577
*4.88% 8/15/16	450,000	457,137
6.00% 8/15/09	314,000	323,800
		4,342,569
Total Government & Agency Obligations (cost $12,956,853)		12,924,837
Mortgage-Backed Securities - 4.15%
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6 A6 4.825% 11/11/41	150,000	145,912
•Series 2005-T18 A4 4.933% 2/13/42	100,000	97,643
Chase Commercial Mortgage Securities Series 1998-2 A2 6.39% 11/18/30	180,517	182,955
•Citigroup Mortgage Loan Trust Series 2006-AR1 1A1 4.90% 10/25/35	100,345	99,248
•◆Commercial Mortgage Pass Through Certificates Series 2006-C7 A4 5.962% 6/10/46	200,000	206,753
•◆Countrywide Home Loan Mortgage Pass Through Trust Series 2006-HYB1 1A1 5.369% 3/20/36	117,198	117,417
Credit Suisse First Boston Mortgage Securities Series 2003-C3 A5 3.936% 5/15/38	200,000	186,977
Credit Suisse Mortgage Capital Certificates Series 2006-C4 A3 5.467% 9/15/39	165,000	165,928
•Goldman Sachs Mortgage Securities II Series 2004-GG2 A6 5.396% 8/10/38	150,000	150,759
•Greenwich Capital Commercial Funding
Series 2004-GG1 A7 5.317% 6/10/36	200,000	200,651
Series 2005-GG3 A4 4.799% 8/10/42	100,000	96,858
•IMPAC Trust Series 2005-4 1M1 5.75% 5/25/35	56,282	56,394
•JPMorgan Mortgage Trust Series 2006-A6 4A1 5.251% 10/25/36	151,926	151,409
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	140,000	147,661
•Merrill Lynch Credit Corporation Mortgage Investors Series 2006-1 2A1 5.397% 2/25/36	112,923	112,965
•Merrill Lynch Mortgage Trust Series 2006-C1 A4 5.843% 5/12/39	200,000	205,376
Morgan Stanley Capital I
Series 1999-WF1 A2 6.21% 11/15/31	106,161	107,166
•Series 2006-T23 A4 5.983% 8/12/41	200,000	207,817
Nomura Asset Securities Series 1998-D6 A1B 6.59% 3/15/30	205,518	207,269
Prudential Commercial Mortgage Trust Series 2003-PWR1 A2 4.493% 2/11/36	200,000	192,856
Total Mortgage-Backed Securities (cost $3,046,496)		3,040,014
Total Value of Securities Before Securities Lending Collateral - 94.66%
(cost $60,484,214)		69,299,710
Securities Lending Collateral** - 14.50%
Short-Term Investments - 14.50%
Citibank Investors Principal Preservation Trust I, 5.28%	10,616,044	10,616,044
Total Securities Lending Collateral (cost $10,616,044)		10,616,044
Total Value of Securities - 109.16%
(cost $71,100,258)		79,915,754©
Obligation to Return Securities Lending Collateral** - (14.50%)		(10,616,044)
Receivables and Other Assets Net of Liabilities (See Notes) - 5.34%z		3,906,240
Net Assets Applicable to 4,661,584 Shares Outstanding - 100.00%		$73,205,950

†Non-income producing security for the period ended March 31, 2007.
*Fully or partially on loan.
**See Note 6 in “Notes.”
©Includes $10,318,918 of securities loaned.
•Variable rate security. The rate shown is the rate as of March 31, 2007.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2007, the aggregate amount of Rule 144A securities equaled $375,800, which represented 0.51% of the Portfolio’s net assets. See Note 7 in "Notes."
zOf this amount, $3,777,783 represents cash as of March 31, 2007.

Summary of Abbreviations:
ADR - American Depositary Receipts
CMO - Collateralized Mortgage Obligation
GNMA - Insured by Government National Mortgage Association
S.F. - Single Family
yr - year

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc. - Small-Cap Value Portfolio

March 31, 2007
	Number of	Value
	Shares	(U.S.$)
Common Stock- 99.24%
Aerospace & Defense - 2.19%
*United Industrial	18,230	$1,006,296
		1,006,296
Building Products - 1.15%
†NCI Building Systems	11,070	528,482
		528,482
Capital Markets - 2.52%
*Waddell & Reed Financial Class A	49,600	1,156,672
		1,156,672
Commercial Banks - 9.06%
Chittenden	15,675	473,228
Community Trust Bancorp	12,300	445,629
*First Charter	27,120	583,080
First Merchants	18,900	448,308
NBT Bancorp	19,920	466,726
Trustmark	31,100	872,044
UMB Financial	9,800	370,048
*Westamerica Bancorp	10,540	507,712
		4,166,775
Communications Equipment - 2.01%
Inter-Tel	27,300	645,372
†SafeNet	9,920	280,736
		926,108
Construction & Engineering - 1.20%
†KHD Humboldt Wedag International	13,500	549,450
		549,450
Containers & Packaging - 2.91%
AptarGroup	8,400	562,212
Packaging Corp. of America	31,750	774,700
		1,336,912
Diversified Consumer Services - 1.60%
†Steiner Leisure	16,380	736,772
		736,772
Diversified Telecommunications Services - 2.70%
†General Communication Class A	63,660	891,240
†Premiere Global Services	31,400	352,308
		1,243,548
Electric Utilities - 3.71%
†El Paso Electric	31,340	825,809
*MGE Energy	24,860	881,536
		1,707,345
Electrical Equipment - 1.22%
AMETEK	16,300	563,002
		563,002
Electronic Equipment & Instruments - 2.56%
†Electro Scientific Industries	28,100	540,644
†Global Imaging Systems	32,630	636,285
		1,176,929
Gas Utilities - 2.58%
*UGI	44,480	1,188,061
		1,188,061
Health Care Equipment & Supplies - 2.86%
*Arrow International	21,684	697,357
†Merit Medical Systems	49,090	616,080
		1,313,437
Hotels, Restaurants & Leisure - 1.47%
†Gaylord Entertainment	12,800	676,736
		676,736
Household Durables - 0.94%
*Brookfield Homes	13,470	432,387
		432,387
Insurance - 6.58%
Hanover Insurance Group	20,670	953,300
*Horace Mann Educators	52,510	1,079,081
*Infinity Property & Casualty	21,180	992,495
		3,024,876
IT Services - 3.22%
†Ciber	74,750	588,283
†eFunds	26,600	709,156
Gevity HR	9,200	181,608
		1,479,047
Leisure Equipment & Products - 1.51%
*Polaris Industries	14,460	693,791
		693,791
Life Sciences Tools & Services - 1.49%
†ICON ADR	16,060	684,156
		684,156
Machinery - 4.21%
*Briggs & Stratton	26,500	817,525
†Chart Industries	34,900	633,784
Wabtec	14,000	482,860
		1,934,169
Media - 2.68%
*Carmike Cinemas	26,000	603,200
Journal Communications Class A	48,100	630,591
		1,233,791
Oil, Gas & Consumable Fuel - 5.43%
*Berry Petroleum Class A	28,280	867,064
*†GMX Resources	11,430	351,244
†Petroleum Development	13,250	709,803
World Fuel Services	12,270	567,610
		2,495,721
Paper & Forest Products - 2.68%
Glatfelter	47,300	705,243
Wausau Paper	36,630	526,007
		1,231,250
Personal Products - 2.20%
*†Chattem	10,100	595,294
†Playtex Products	30,700	416,599
		1,011,893
REITs - 10.11%
BioMed Realty Trust	25,070	659,341
*MFA Mortgage Investments	126,560	974,511
Pennsylvania Real Estate Investment Trust	19,280	854,682
*Post Properties	19,330	883,961
*Sun Communities	21,800	676,236
*Tanger Factory Outlet Centers	14,800	597,772
		4,646,503
Road & Rail - 2.00%
Florida East Coast Industries	14,660	919,035
		919,035
Semiconductors & Semiconductor Equipment - 4.64%
†Advanced Energy Industries	28,200	593,328
*†AMIS Holdings	57,500	629,625
†DSP Group	25,130	477,470
†Micrel	39,100	430,882
		2,131,305
Software - 2.46%
†Macrovision	14,050	351,953
†Progress Software	24,920	777,504
		1,129,457
Specialty Retail - 6.32%
Cato Class A	18,800	439,732
†Genesco	24,660	1,024,130
Men's Wearhouse	16,000	752,800
†Warnaco Group	24,200	687,280
		2,903,942
Textiles, Apparel & Luxury Goods - 1.07%
Stride Rite	31,870	490,479
		490,479
Thrift & Mortgage Finance - 1.96%
*Brookline Bancorp	43,000	544,810
Provident Financial Services	20,300	354,235
		899,045
Total Common Stock (cost $40,265,238)		45,617,372
Total Value of Securities Before Securities Lending Collateral - 99.24%
(cost $40,265,238)		45,617,372

Securities Lending Collateral** - 22.49%
Short-Term Investments - 22.49%
Citibank Investors Principal Preservation Trust I, 5.28%	10,338,077	10,338,077
Total Securities Lending Collateral (cost $10,338,077)		10,338,077
Total Value of Securities - 121.73%
(cost $50,603,315)		55,955,449©
Obligation to Return Securities Lending Collateral** - (22.49%)		(10,338,077)
Receivables and Other Assets Net of Liabilities (See Notes) - 0.76%		347,505
Net Assets Applicable to 3,161,958 Shares Outstanding - 100.00%		$45,964,877

†Non-income producing security for the period ended March 31, 2007.
*Fully or partially on loan.
**See Note 6 in “Notes.”
©Includes $10,044,414 of securities loaned.

Summary of Abbreviations:
ADR - American Depositary Receipts
REITs - Real Estate Investment Trusts

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc.-International Equity Portfolio

March 31, 2007
	Number of	Value
	Shares	(U.S.$)
Common Stock - 94.66%
Australia - 4.88%
CSL	22,951	$1,529,582
Macquarie Bank	67,578	4,524,552
Macquarie Infrastructure Group	361,328	1,122,626
		7,176,760
Austria - 2.94%
Erste Bank der Oesterreichischen Sparkassen	55,629	4,332,390
		4,332,390
Brazil - 2.51%
Gafisa	62,170	784,556
Petroleo Brasileiro ADR	2,456	244,397
Unibanco de Bancos Brasileiros GDR	30,558	2,672,602
		3,701,555
Canada - 1.95%
Canadian National Railway	31,834	1,405,153
Shoppers Drug Mart	33,142	1,468,225
		2,873,378
China - 0.97%
†Industrial & Commercial Bank of China	2,557,000	1,433,373
		1,433,373
France - 10.99%
Accor	54,068	5,167,101
AXA	105,739	4,483,321
Cie de Saint-Gobain	14,695	1,436,350
Electricite de France	4,007	335,939
JC Decaux	58,576	1,728,515
Veolia Environnement	40,659	3,023,135
		16,174,361
Germany - 4.33%
Continental	42,709	5,519,290
Linde	7,913	852,517
		6,371,807
Hong Kong - 8.82%
China Merchants Holdings International	354,000	1,490,574
China Mobile	477,000	4,337,474
*CNOOC ADR	15,594	1,366,502
Esprit Holdings	195,000	2,287,291
*†Melco PBL Entertainment Macau ADR	125,571	2,026,716
Shagri-La Asia	594,369	1,471,184
		12,979,741
India - 1.10%
ICICI Bank ADR	44,183	1,623,725
		1,623,725
Italy - 3.43%
Intesa Sanpaolo	665,532	5,054,254
		5,054,254
Japan - 12.68%
*Advantest	29,300	1,300,454
*Chugai Pharmaceutical	126,900	3,209,249
Daikin Industries	46,048	1,602,213
*Marubeni	332,000	2,017,329
Mitsui Trust Holdings	201,000	1,982,110
Mizuho Financial Group	252	1,623,184
Nippon Electric Glass	43,500	762,316
Toyota Motor	67,800	4,344,123
*Yamada Denki	19,600	1,826,350
		18,667,328
Mexico - 5.68%
America Movil Series L ADR	62,347	2,979,563
*Cemex ADR	44,513	1,457,801
*Fomento Economico Mexicano ADR	14,389	1,588,402
Grupo Televisa ADR	78,608	2,342,518
		8,368,284
Singapore - 1.36%
CapitaLand	381,000	2,009,096
		2,009,096
Sweden - 0.53%
*Volvo Class B	9,338	786,302
		786,302
Switzerland - 15.95%
ABB	86,256	1,476,403
†Actelion	3,222	751,013
Holcim	21,860	2,189,238
*Lonza Group	31,543	3,031,783
Nestle	8,547	3,328,561
Roche Holding	21,559	3,814,340
Swiss Reinsurance	23,770	2,171,223
Syngenta	15,917	3,045,344
UBS	61,862	3,675,474
		23,483,379
United Kingdom - 16.06%
BAE Systems	407,701	3,694,566
British Sky Broadcasting Group	130,751	1,452,449
Diageo	107,781	2,182,476
Man Group	262,491	2,869,396
Northern Rock	129,048	2,910,234
Reckitt Benckiser	28,224	1,470,160
Royal Bank of Scotland Group	79,942	3,119,534
Tesco	680,134	5,949,195
		23,648,010
United States - 0.48%
Schlumberger	10,221	706,271
		706,271
Total Common Stock (cost $125,667,199)		139,390,014
Total Value of Securities Before Securities Lending Collateral - 94.66%
(cost $125,667,199)		139,390,014

Securities Lending Collateral** - 3.99%
Short-Term Investments - 3.99%
Citibank Investors Principal Preservation Trust I, 5.28%	5,871,107	5,871,107
Total Securities Lending Collateral (cost $5,871,107)		5,871,107
Total Value of Securities - 98.65%
(cost $131,538,306)		145,261,121©
Obligation to Return Securities Lending Collateral** - (3.99%)		(5,871,107)
Receivables and Other Assets Net of Liabilities (See Notes) - 5.34%z		7,862,550
Net Assets Applicable to 9,678,020 Shares Outstanding - 100.00%		$147,252,564

†Non-income producing security for the period ended March 31, 2007.
*Fully or partially on loan.
**See Note 6 in “Notes.”
©Includes $5,685,431 of securities loaned.
zOf this amount, $8,771,634 represents cash as of March 31, 2007.

Summary of Abbreviations:
ADR - American Depositary Receipts
CHF - Swiss Franc
GBP - British Pound Sterling
GDR - Global Depositary Receipts
EUR - European Monetary Unit
JPY - Japanese Yen
USD - United States Dollar

The following foreign currency exchange contracts were outstanding at March 31, 2007:

Foreign Currency Exchange Contracts1

			Unrealized
			Appreciation
Contracts to Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
CHF 276,319	USD (227,535)	4/2/07	$(129)
CHF (252,106)	USD 207,086	4/3/07	(414)
EUR 55,356	USD (73,849)	4/2/07	102
EUR 42,776	USD (57,074)	4/3/07	73
GBP 354,836	USD (696,356)	4/2/07	1,906
JPY 11,690,754	USD (100,174)	4/2/07	(946)
JPY (5,737,855)	USD 48,690	4/3/07	(19)
			$573

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

1 See Note 4 in “Notes.”

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc. - World Growth Stock Portfolio

March 31, 2007
	Number of	Value
	Shares	(U.S.$)
Common Stock - 97.57%
Bermuda - 2.61%
*ACE	23,980	$1,368,299
Tyco International	55,110	1,738,721
XL Capital Class A	18,540	1,297,058
		4,404,078
Brazil - 0.98%
Companhia Vale do Rio Doce ADR	34,760	1,087,293
*Tele Norte Leste Participacoes ADR	41,170	569,793
		1,657,086
Finland - 3.01%
Konecranes	37,280	1,249,992
*Stora Enso Class R	113,090	1,963,927
*UPM-Kymmene	72,910	1,857,357
		5,071,276
France - 7.71%
Accor	12,350	1,180,249
AXA	51,270	2,173,842
France Telecom ADR	89,890	2,373,095
Sanofi-Aventis	21,766	1,892,855
Suez	34,850	1,837,967
Thomson ADR	48,220	930,164
Total	37,340	2,616,239
		13,004,411
Germany - 5.08%
Bayerische Motoren Werke	28,700	1,695,729
Deutsche Post	70,300	2,126,128
E.On	14,490	1,959,262
†Infineon Technologies ADR	62,550	973,904
Siemens ADR	16,840	1,805,248
		8,560,271
Hong Kong - 1.43%
Cheung Kong Holdings	73,000	924,004
Hutchison Whampoa	73,800	709,806
Swire Pacific Class A	70,000	785,691
		2,419,501
Israel - 0.80%
†Check Point Software Technologies	60,520	1,348,386
		1,348,386
Italy - 3.38%
ENI	71,900	2,339,720
Mediaset	104,518	1,137,208
UniCredito Italiano	232,699	2,214,813
		5,691,741
Japan - 5.54%
FUJIFILM Holdings	40,800	1,668,910
*Hitachi	98,000	760,147
Konica Minolta Holdings	67,500	886,748
*Mabuchi Motor	10,800	668,154
Mitsubishi UFJ Financial Group ADR	66,800	752,168
NEC	94,000	504,162
Nintendo	4,200	1,220,774
Sony	22,600	1,148,843
Takeda Pharmaceutical	26,400	1,731,846
		9,341,752
Mexico - 0.86%
*Telefonos de Mexico ADR Series L	43,150	1,441,210
		1,441,210
Netherlands - 3.71%
*ING Groep CVA	56,540	2,390,491
*Koninklijke Philips Electronics	57,280	2,187,635
Reed Elsevier	94,800	1,676,695
		6,254,821
Norway - 1.59%
Telenor	151,060	2,684,053
		2,684,053
Portugal - 0.77%
Portugal Telecom	96,940	1,298,858
		1,298,858
Republic of Korea - 3.78%
Kookmin Bank	20,650	1,852,434
KT ADR	51,580	1,154,876
Samsung Electronics	4,047	2,421,708
SK Telecom ADR	40,600	950,852
		6,379,870
Singapore - 2.16%
DBS Group Holdings	67,337	949,846
*Singapore Telecommunications	778,000	1,682,051
Venture	105,000	1,010,481
		3,642,378
Spain - 3.78%
Banco Santander Central Hispano	114,200	2,038,287
Repsol	51,738	1,744,443
Telefonica	117,554	2,591,069
		6,373,799
Sweden - 0.91%
Nordea Bank	54,000	862,238
†Securitas Systems Class B	36,110	125,658
*Securitas Class B	36,110	550,725
		1,538,621
Switzerland - 3.19%
Nestle	4,880	1,900,477
Swiss Reinsurance	21,281	1,943,870
UBS	25,740	1,529,319
		5,373,666
Taiwan - 0.84%
Chunghwa Telecom ADR	42,990	856,361
#Compal Electronics 144A GDR	134,108	567,357
		1,423,718
United Kingdom - 21.38%
Alliance Boots	104,320	2,108,288
AMVESCAP	67,650	744,835
Aviva	100,080	1,475,099
BAE Systems	233,550	2,116,418
BP ADR	40,800	2,641,800
British Sky Broadcasting Group	175,780	1,952,654
Cadbury Schweppes	138,710	1,781,067
Compass Group	433,200	2,898,408
GlaxoSmithKline	71,530	1,966,422
Group 4 Securicor	485,700	1,921,127
HSBC Holdings	85,200	1,480,791
Old Mutual	232,350	750,314
Pearson	61,270	1,051,975
Rentokil Initial	324,500	1,042,461
Rolls-Royce Group	162,190	1,578,274
Royal Bank of Scotland Group	44,730	1,745,475
Royal Dutch Shell Class B	78,870	2,626,057
Smiths Group	84,420	1,706,113
Unilever	69,084	2,082,707
*Vodafone Group ADR	88,690	2,382,213
		36,052,498
United States - 24.06%
Abbott Laboratories	26,700	1,489,860
American International Group	31,050	2,087,181
*Aon	45,550	1,729,078
Bank of America	27,200	1,387,744
*Block (H&R)	51,600	1,085,664
†Boston Scientific	86,800	1,262,072
Bristol-Myers Squibb	61,770	1,714,735
*†Cadence Design Systems	56,630	1,192,628
*†Chico's FAS	66,210	1,617,510
†Comcast Class A	83,265	2,120,760
*Cooper	36,900	1,794,078
†DIRECTV Group	90,310	2,083,452
*Dow Chemical	23,460	1,075,876
Gap	41,810	719,550
*†Interpublic Group	951	11,707
Merck	19,840	876,333
*†Millipore	14,100	1,021,827
Morgan Stanley	10,420	820,679
News Corp. Class A	116,910	2,702,958
†Oracle	100,400	1,820,252
Pfizer	96,450	2,436,326
*Seagate Technology	69,750	1,625,175
*Target	29,960	1,775,430
†Tenet Healthcare	153,670	988,098
Time Warner	85,990	1,695,723
†Viacom Class B	43,420	1,784,996
†Watson Pharmaceuticals	62,050	1,639,982
		40,559,674
Total Common Stock (cost $116,901,859)		164,521,668
Total Value of Securities Before Securities Lending Collateral - 97.57%
(cost $116,901,859)		164,521,668

Securities Lending Collateral** - 13.38%
Short-Term Investments - 13.38%
Citibank Investors Principal Preservation Trust I, 5.28%	2,553,019	22,553,019
Total Securities Lending Collateral (cost $22,553,019)		22,553,019
Total Value of Securities - 110.95%
(cost $139,454,878)		187,074,687©
Obligation to Return Securities Lending Collateral** - (13.38%)		(22,553,019)
Receivables and Other Assets Net of Liabilities (See Notes) - 2.43%		4,088,861
Net Assets Applicable to 5,276,393 Shares Outstanding - 100.00%		$168,610,529

†Non-income producing security for the period ended March 31, 2007.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2007, the aggregate amount of Rule 144A securities equaled $567,357, which represented 0.34% of the Portfolio’s net assets. See Note 7 in “Notes.”
*Fully or partially on loan.
**See Note 6 in “Notes.”
©Includes $22,126,762 of securities loaned.

Summary of Abbreviations:
ADR - American Depositary Receipts
CVA - Dutch Certificate
GDR - Global Depositary Receipts

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc.-High Yield Bond Portfolio

March 31, 2007
	Principal	Value
	Amount (U.S.$)	(U.S.$)
Asset-Backed Securities - 1.60%
Continental Airlines
6.748% 3/15/17	$ 16,078	$ 16,098
6.795% 8/2/18	30,014	29,995
6.90% 1/2/17	14,282	14,175
7.566% 3/15/20	53,895	54,569
•@#Wachovia CRE CDO Series 2006-1A G 144A 6.696% 9/25/26	250,000	247,826
Total Asset-Backed Securities (cost $341,049)		362,663

Corporate Bonds - 80.63%
Aerospace & Defense - 2.09%
DRS Technologies 7.625% 2/1/18	160,000	166,400
#Hawker Beechcraft Acquisition 144A 9.75% 4/1/17	65,000	67,925
L-3 Communications
5.875% 1/15/15	105,000	101,981
6.125% 1/15/14	110,000	108,075
Vought Aircraft Industries 8.00% 7/15/11	30,000	29,400
		473,781
Auto Components - 1.04%
*Goodyear Tire & Rubber 9.00% 7/1/15	165,000	181,088
#TRW Automotive 144A
7.00% 3/15/14	45,000	44,100
*7.25% 3/15/17	10,000	9,800
		234,988
Automobiles - 1.05%
*General Motors 8.375% 7/15/33	266,000	238,735
		238,735
Building Products - 1.53%
•Builders FirstSource 9.61% 2/15/12	30,000	30,450
*Goodman Global Holdings 7.875% 12/15/12	55,000	55,275
#Masonite 144A 11.00% 4/6/15	76,000	70,680
Nortek 8.50% 9/1/14	80,000	77,800
*☆NTK Holdings 10.75% 3/1/14	155,000	112,375
		346,580
Capital Markets - 0.74%
Arch Western Finance 6.75% 7/1/13	170,000	167,238
		167,238
Chemicals - 4.74%
BCP Crystal US Holdings 9.625% 6/15/14	40,000	45,437
☆Crystal US Holdings 3 10.50% 10/1/14	185,000	171,818
Equistar Chemicals
10.125% 9/1/08	80,000	84,200
10.625% 5/1/11	20,000	21,100
Innophos 8.875% 8/15/14	105,000	108,675
Johnsondiversey 9.625% 5/15/12	125,000	130,625
*☆Koppers Holdings 9.875% 11/15/14	113,000	95,061
Koppers Industries 9.875% 10/15/13	85,000	92,225
*Lyondell Chemical 11.125% 7/15/12	65,000	69,550
#Mosaic 144A 7.625% 12/1/16	110,000	116,050
Nalco 8.875% 11/15/13	130,000	138,125
		1,072,866
Commercial Services & Supplies - 1.76%
#Aramark 144A 8.50% 2/1/15	140,000	145,600
Buhrmann US 7.875% 3/1/15	85,000	85,000
Corrections Corporation of America 6.25% 3/15/13	70,000	70,000
Geo Group 8.25% 7/15/13	95,000	99,038
		399,638
Consumer Finance - 5.07%
Ford Motor Credit
*7.00% 10/1/13	107,000	99,466
8.00% 12/15/16	100,000	96,224
8.625% 11/1/10	65,000	66,334
#Ford Motor Credit 144A 9.75% 9/15/10	355,000	373,935
GMAC
6.75% 12/1/14	290,000	285,097
6.875% 9/15/11	226,000	226,219
		1,147,275
Containers & Packaging - 2.87%
*Berry Plastics Holding 8.875% 9/15/14	115,000	117,588
*Graham Packaging 9.875% 10/15/14	65,000	66,300
Graphic Packaging International 8.50% 8/15/11	10,000	10,400
#Greif 144A 6.75% 2/1/17	65,000	65,488
Jefferson Smurfit 8.25% 10/1/12	94,000	94,000
Millar Western Forest Products 7.75% 11/15/13	55,000	50,050
Owens-Brockway Glass Containers 8.25% 5/15/13	235,000	244,987
		648,813
Diversified Consumer Services - 1.18%
Service Corporation International
7.00% 6/15/17	195,000	196,462
7.375% 10/1/14	45,000	46,800
#Service Corporation International 144A 6.75% 4/1/15	25,000	24,969
		268,231
Diversified Telecommunications Services - 3.31%
Cincinnati Bell 8.375% 1/15/14	110,000	112,475
Citizens Communications 9.25% 5/15/11	80,000	89,200
Qwest
7.875% 9/1/11	75,000	79,688
8.875% 3/15/12	140,000	154,699
Qwest Capital Funding 7.25% 2/15/11	65,000	66,544
Time Warner Telecommunication Holdings 9.25% 2/15/14	100,000	107,000
Windstream 8.625% 8/1/16	110,000	120,313
#Windstream 144A 7.00% 3/15/19	20,000	20,000
		749,919
Electric Utilities - 1.52%
Midwest Generation 8.75% 5/1/34	145,000	157,325
Mission Energy Holding 13.50% 7/15/08	85,000	92,650
Reliant Energy 9.25% 7/15/10	90,000	94,838
		344,813
Electrical Equipment - 0.18%
#Belden CDT 144A 7.00% 3/15/17	40,000	40,801
		40,801
Energy Equipment & Services - 1.16%
Basic Energy Services 7.125% 4/15/16	130,000	126,750
Gulfmark Offshore 7.75% 7/15/14	65,000	65,975
Hanover Compressor 9.00% 6/1/14	65,000	70,363
		263,088
Food & Staples Retailing - 0.73%
Couche-Tard US 7.50% 12/15/13	90,000	92,475
Supervalu 7.50% 11/15/14	70,000	72,975
		165,450
Food Products - 1.17%
B & G Foods 8.00% 10/1/11	60,000	60,750
Del Monte 6.75% 2/15/15	30,000	29,663
*Dole Food 8.875% 3/15/11	115,000	113,562
Michael Foods 8.00% 11/15/13	60,000	60,900
		264,875
Gas & Utilities - 0.42%
AmeriGas Partners 7.125% 5/20/16	95,000	95,238
		95,238
Health Care Equipment & Supplies - 0.88%
#Advanced Medical Optics 144A 7.50% 5/1/17	50,000	50,375
☆CDRV Investors 9.625% 1/1/15	90,000	77,400
#Cooper 144A 7.125% 2/15/15	70,000	71,050
		198,825
Health Care Providers & Services - 6.38%
*#Centene 144A 7.25% 4/1/14	45,000	45,225
DaVita
*6.625% 3/15/13	40,000	40,000
7.25% 3/15/15	170,000	171,912
HCA
6.375% 1/15/15	150,000	128,063
8.75% 9/1/10	35,000	36,706
#HCA 144A 9.25% 11/15/16	360,000	388,349
#Healthsouth 144A 10.75% 6/15/16	75,000	81,563
Omnicare 6.875% 12/15/15	95,000	95,831
Psychiatric Solutions 7.75% 7/15/15	110,000	111,650
Tenet Healthcare 9.25% 2/1/15	130,000	128,700
US Oncology 10.75% 8/15/14	130,000	144,950
Vanguard Health Holding 9.00% 10/1/14	70,000	70,875
		1,443,824
Hotels, Restaurants & Leisure - 6.54%
Denny's 10.00% 10/1/12	50,000	53,313
#Great Canadian Gaming 144A 7.25% 2/15/15	100,000	100,625
#Greektown Holdings 144A 10.75% 12/1/13	70,000	74,900
*Harrah's Operating 5.75% 10/1/17	250,000	206,874
Majestic Star Casino 9.75% 1/15/11	105,000	100,013
Mandalay Resorts Group 9.375% 2/15/10	60,000	64,650
MGM Mirage
5.875% 2/27/14	30,000	27,900
6.75% 4/1/13	65,000	64,513
8.375% 2/1/11	170,000	178,924
8.50% 9/15/10	85,000	90,844
Pinnacle Entertainment 8.25% 3/15/12	60,000	61,800
#Pokagon Gaming Authority 144A 10.375% 6/15/14	45,000	49,613
Station Casinos 6.50% 2/1/14	150,000	138,000
#Wimar Opco 144A 9.625% 12/15/14	100,000	100,375
Wynn Las Vegas 6.625% 12/1/14	170,000	168,299
		1,480,643
Household Durables - 0.72%
Interface
9.50% 2/1/14	10,000	10,875
10.375% 2/1/10	55,000	60,638
Jarden 7.50% 5/1/17	90,000	90,900
		162,413
Independent Power Producers & Energy Traders - 2.57%
AES 9.375% 9/15/10	95,000	103,313
Edison Mission Energy 7.75% 6/15/16	45,000	46,913
Mirant North America 7.375% 12/31/13	90,000	92,250
NRG Energy
7.375% 2/1/16	290,000	297,974
7.375% 1/15/17	40,000	41,050
		581,500
Internet Software & Services - 0.26%
Hughes Network Systems 9.50% 4/15/14	55,000	57,888
		57,888
IT Services - 1.33%
Iron Mountain
7.75% 1/15/15	45,000	45,900
8.625% 4/1/13	35,000	36,015
Sungard Data Systems 10.25% 8/15/15	200,000	218,250
		300,165
Machinery - 1.82%
Blount 8.875% 8/1/12	90,000	93,150
Case 7.25% 1/15/16	110,000	114,950
Case New Holland
*7.125% 3/1/14	160,000	166,400
9.25% 8/1/11	35,000	36,750
		411,250
Media - 11.51%
Allbritton Communications 7.75% 12/15/12	131,000	134,275
AMC Entertainment
8.00% 3/1/14	45,000	45,788
11.00% 2/1/16	45,000	51,244
American Media Operations 10.25% 5/1/09	125,000	118,438
CCH I Holdings 11.00% 10/1/15	155,000	160,813
CCO Holdings 8.75% 11/15/13	125,000	129,375
Charter Communications Holdings II 10.25% 9/15/10	90,000	94,950
Clear Channel Communications 5.50% 9/15/14	120,000	106,237
#CSC Holdings 144A 6.75% 4/15/12	105,000	104,213
☆Dex Media
9.00% 11/15/13	100,000	93,125
9.00% 11/15/13	205,000	190,905
Echostar DBS 6.375% 10/1/11	60,000	60,375
#Idearc 144A 8.00% 11/15/16	465,000	478,368
MediaNews Group 6.875% 10/1/13	85,000	77,350
•#Paxson Communications 144A 11.61% 1/15/13	135,000	140,738
RH Donnelley 8.875% 1/15/16	185,000	196,562
#Univision Communications PIK 144A 9.75% 3/15/15	425,000	423,405
		2,606,161
Metals & Mining - 1.75%
Chaparral Steel 10.00% 7/15/13	75,000	83,625
Freeport-McMoRan Copper & Gold
8.25% 4/1/15	80,000	86,100
8.375% 4/1/17	145,000	156,781
#PNA Group 144A 10.75% 9/1/16	65,000	69,875
		396,381
Multiline Retail - 0.49%
*Neiman Marcus Group 10.375% 10/15/15	35,000	39,025
Neiman Marcus Group PIK 9.00% 10/15/15	65,000	71,175
		110,200
Office Electronics - 0.49%
Xerox 7.625% 6/15/13	105,000	110,119
		110,119
Oil, Gas & Consumable Fuel - 8.37%
Atlas Pipeline Partners 8.125% 12/15/15	105,000	108,150
#Chaparral Energy 144A 8.875% 2/1/17	115,000	115,574
Chesapeake Energy
6.375% 6/15/15	175,000	174,124
6.875% 1/15/16	85,000	86,063
7.00% 8/15/14	57,000	58,710
Colorado Interstate Gas 5.95% 3/15/15	50,000	50,312
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	160,000	170,199
El Paso Production Holding 7.75% 6/1/13	100,000	104,500
#Hilcorp Energy I 144A
7.75% 11/1/15	35,000	34,388
9.00% 6/1/16	95,000	100,700
Newfield Exploration 6.625% 9/1/14	115,000	114,999
Peabody Energy
5.875% 4/15/16	90,000	86,400
6.875% 3/15/13	110,000	111,925
7.375% 11/1/16	65,000	68,413
Plains Exploration & Production 7.00% 3/15/17	110,000	110,550
Quicksilver Resources 7.125% 4/1/16	110,000	108,350
Transcontinental Gas Pipe Line 7.00% 8/15/11	40,000	41,900
Whiting Petroleum 7.00% 2/1/14	30,000	29,250
Williams Companies
7.125% 9/1/11	43,000	45,043
8.75% 3/15/32	75,000	86,438
#Williams Partners 144A 7.25% 2/1/17	85,000	89,888
		1,895,876
Paper & Forest Products - 0.98%
Buckeye Technologies
8.00% 10/15/10	45,000	44,775
8.50% 10/1/13	125,000	130,625
#Verso Paper Holding 144A 9.125% 8/1/14	45,000	46,800
		222,200
Personal Products - 0.27%
Playtex Products 9.375% 6/1/11	60,000	62,025
		62,025
Pharmaceuticals - 0.49%
Warner Chilcott 8.75% 2/1/15	107,000	111,548
		111,548
Road & Rail - 0.67%
Hertz 8.875% 1/1/14	140,000	150,850
		150,850
Semiconductors & Semiconductor Equipment - 0.84%
*#Freescale Semiconductor 144A 10.125% 12/15/16	190,000	190,475
		190,475
Specialty Retail - 2.20%
GSC Holdings 8.00% 10/1/12	90,000	95,400
*#Michaels Stores 144A 11.375% 11/1/16	80,000	86,200
*#Momentive Performance Materials 144A 11.50% 12/1/16	110,000	112,750
Payless Shoesource 8.25% 8/1/13	65,000	67,925
Visant Holding 8.75% 12/1/13	130,000	135,525
		497,800
Textiles, Apparel & Luxury Goods - 0.51%
Levi Strauss
9.75% 1/15/15	55,000	60,363
12.25% 12/15/12	50,000	54,875
		115,238
Tobacco - 0.41%
Reynolds American
7.25% 6/1/12	40,000	41,915
7.30% 7/15/15	50,000	52,198
		94,113
Wireless Telecommunication Services - 0.59%
Centennial Cellular Operating 10.125% 6/15/13	40,000	43,200
Centennial Communications 10.00% 1/1/13	15,000	16,181
Rural Cellular 9.875% 2/1/10	70,000	73,850
		133,231
Total Corporate Bonds (cost $17,806,257)		18,255,054

Foreign Bonds - 8.17%
Commercial Services & Supplies - 0.32%
Stena 7.00% 12/1/16	73,000	72,270
		72,270
Communications Equipment - 0.46%
Nortel Networks 6.875% 9/1/23	35,000	32,550
#Nortel Networks 144A 10.75% 7/15/16	65,000	72,150
		104,700
Containers & Packaging - 0.05%
JSG Funding 7.75% 4/1/15	10,000	10,200
		10,200
Diversified Financial Services - 0.12%
MDP Acquisitions 9.625% 10/1/12	26,000	27,625
		27,625
Diversified Telecommunications Services - 1.11%
*#Nordic Telephone Holdings 144A 8.875% 5/1/16	95,000	101,650
#Wind Acquisition Finance 144A 10.75% 12/1/15	130,000	148,850
		250,500
Energy Equipment & Services - 0.25%
Compagnie Generale de Geophysique-Veritas 7.75% 5/15/17	55,000	57,338
		57,338
Food & Staples Retailing - 0.26%
Jean Coutu Group 7.625% 8/1/12	55,000	58,304
		58,304
Foreign Governments - 0.21%
Republic of Brazil 8.875% 10/14/19	20,000	25,260
Russian Federation 12.75% 6/24/28	12,000	21,775
		47,035
Machinery - 0.69%
#Bombardier 144A 8.00% 11/15/14	150,000	155,250
		155,250
Metals & Mining - 0.61%
#FMG Finance 144A 10.625% 9/1/16	120,000	138,000
		138,000
Oil, Gas & Consumable Fuel - 0.24%
#Griffin Coal Mining 144A 9.50% 12/1/16	51,000	53,805
		53,805
Road & Rail - 0.59%
Kansas City Southern de Mexico
9.375% 5/1/12	100,000	107,500
12.50% 6/15/12	25,000	26,800
		134,300
Semiconductors & Semiconductor Equipment - 0.33%
Avago Technologies Finance 11.875% 12/1/15	30,000	33,750
*#NXP 144A 7.875% 10/15/14	40,000	41,300
		75,050
Wireless Telecommunication Services - 2.93%
#Intelsat Bermuda 144A
•8.872% 1/15/15	25,000	25,500
9.25% 6/15/16	130,000	143,975
11.25% 6/15/16	150,000	170,250
☆Intelsat Intermediate Holding 9.25% 2/1/15	85,000	70,550
*Intelsat Subsidiary Holding 8.625% 1/15/15	95,000	101,650
Rogers Wireless
6.375% 3/1/14	85,000	87,125
7.50% 3/15/15	60,000	65,025
		664,075
Total Foreign Bonds (cost $1,751,152)		1,848,452

Mortgage-Backed Securities - 0.74%
•#Asset Securitization Corporation Series 1996-MD6 B1 144A 8.637% 11/13/29	100,000	107,459
First Union National Bank Commercial Mortgage Securities Series 2000-C2 H 6.75% 10/15/32	40,000	41,344
•#Morgan Stanley Capital I Series 2004-RR FX 144A Interest Only Strip 1.299% 4/28/39	335,672	19,144
Total Mortgage-Backed Securities (cost $152,141)		167,947
	Number of
	Shares
Common Stock - 0.92%
Chemicals - 0.25%
Huntsman	3,000	57,270
		57,270
Commercial Services & Supplies - 0.11%
Waste Management	700	24,087
		24,087
Diversified Telecommunications Services - 0.24%
Windstream	3,700	54,353
		54,353
Oil, Gas & Consumable Fuel - 0.32%
Foundation Coal Holdings	2,110	72,457
		72,457
Total Common Stock (cost $204,249)		208,167

Preferred Stock - 0.09%
Media - 0.09%
ION Media Networks PIK 13.25%	2	19,188
		19,188
REITs - 0.00%
HRPT Properties Trust 8.75%	25	642
		642
Total Preferred Stock (cost $16,884)		19,830

Warrant - 0.00%
Chemicals - 0.00%
†@#Pliant 144A, exercise price $0.01, expiration date 6/1/10	20	0
Total Warrant (cost $0)		0
	Principal
	Amount (U.S.$)
U.S. Treasury Obligation - 1.89%
*U.S. Treasury Bonds 4.50% 2/15/36	$453,000	427,094
Total U.S. Treasury Obligation (cost $430,845)		427,094

≠Commercial Paper - 4.00%
Thunder Bay Funding 5.40% 4/2/07	906,000	905,864
Total Commercial Paper (cost $905,864)		905,864

Total Value of Securities Before Securities Lending Collateral - 98.04%
(cost $21,608,441)		22,195,071
	Number of
	Shares
Securities Lending Collateral** - 8.99%
Short-Term Investments - 8.99%
Citibank Investors Principal Preservation Trust I, 5.28%	2,035,488	2,035,488
Total Securities Lending Collateral (cost $2,035,488)		2,035,488
Total Value of Securities - 107.03%
(cost $23,643,929)		24,230,559©
Obligation to Return Securities Lending Collateral** - (8.99%)		(2,035,488)
Receivables and Other Assets Net of Liabilities (See Notes) - 1.96%		444,342
Net Assets Applicable to 2,722,730 Shares Outstanding - 100.00%		$22,639,413

†Non-income producing security for the period ended March 31, 2007.
*Fully or partially on loan.
**See Note 6 in “Notes.”
©Includes $1,981,665 of securities loaned.
@Illiquid security. At March 31, 2007, the aggregate amount of illiquid securities equaled $247,826, which represented 1.09% of the Portfolio’s net assets. See Note 7 in “Notes.”
≠The rate shown is the effective yield as of the time of purchase.
•Variable rate security. The rate shown is the rate as of March 31, 2007.
☆Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2007, the aggregate amount of Rule 144A securities equaled $5,530,155, which represented 24.43% of the Portfolio’s net assets. See Note 7 in "Notes."

Summary of Abbreviations
CDO - Collateralized Debt Obligation
PIK - Pay-in-kind
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc.-Money Market Portfolio

March 31, 2007
	Principal	Value
	Amount (U.S.$)	(U.S.$)
≠Commercial Paper - 100.14%
Air Freight & Logistics - 3.75%
United Parcel Service 5.23% 4/13/07	$2,856,000	$2,851,021
		2,851,021
Beverages - 10.66%
≥Anheuser Busch 5.15% 4/2/07	2,530,000	2,529,638
≥Coca Cola 5.17% 4/30/07	2,540,000	2,529,422
≥PepsiCo 5.30% 4/2/07	3,052,000	3,051,550
		8,110,610
Capital Markets - 11.71%
Goldman Sachs Group 5.23% 4/27/07	3,056,000	3,044,456
Merrill Lynch
5.21% 4/13/07	2,000,000	1,996,527
5.25% 4/12/07	1,050,000	1,048,316
UBS Finance Delaware 5.24% 4/5/07	2,820,000	2,818,358
		8,907,657
Commercial Banks - 11.83%
Abbey National 5.23% 4/30/07	2,475,000	2,464,574
≥Depfa Bank 5.22% 5/30/07	733,000	726,820
HBOS 5.25% 4/17/07	500,000	498,833
Societe Generale
5.25% 4/4/07	900,000	899,606
5.38% 4/2/07	2,153,000	2,152,678
Svenska Handelsbanken 5.23% 4/4/07	2,260,000	2,259,015
		9,001,526
Consumer Finance - 14.90%
American Express Credit 5.22% 4/2/07	2,850,000	2,849,588
American General Finance 5.21% 5/1/07	3,461,000	3,445,974
Caterpillar Financial Services
5.19% 4/2/07	850,000	849,877
5.20% 4/16/07	1,685,000	1,681,349
Toyota Motor Credit 5.22% 4/30/07	2,520,000	2,509,403
		11,336,191
Diversified Financial Services - 9.32%
Citigroup Funding 5.25% 4/27/07	2,800,000	2,789,393
General Electric Capital
5.22% 4/30/07	2,500,000	2,489,487
5.24% 4/9/07	521,000	520,393
JPMorgan Chase 5.24% 4/24/07	1,300,000	1,295,648
		7,094,921
Electric Utilities - 1.77%
Florida Power & Light 5.24% 4/5/07	1,345,000	1,344,217
		1,344,217
Electrical Equipment - 3.47%
≥Emerson Electric
5.23% 4/12/07	1,000,000	998,402
5.24% 4/9/07	1,648,000	1,646,081
		2,644,483
Food & Staples Retailing - 7.94%
≥Cargill 5.40% 4/2/07	3,000,000	2,999,550
≥Wal-Mart Stores 5.20% 4/24/07	3,053,000	3,042,857
		6,042,407
Food Products - 7.26%
≥Archer-Daniels-Midland 5.21% 4/18/07	2,500,000	2,493,849
≥Nestle 5.22% 4/27/07	3,045,000	3,033,521
		5,527,370
Industrial Conglomerates - 4.01%
Siemens
5.27% 4/9/07	1,018,000	1,016,808
5.27% 4/10/07	2,038,000	2,035,311
		3,052,119
Insurance - 9.51%
General Re 5.21% 4/17/07	1,400,000	1,396,758
ING American Insurance Holdings 5.41% 4/2/07	2,790,000	2,789,581
MetLife Funding
≥5.23% 4/12/07	2,533,000	2,528,952
5.41% 4/2/07	523,000	522,921
		7,238,212
Media - 4.01%
McGraw-Hill 5.20% 4/26/07	3,062,000	3,050,943
		3,050,943
Total Commercial Paper (cost $76,201,586)		76,201,677

Total Value of Securities - 100.14%
(cost $76,201,586)		76,201,677
Liabilities Net of Receivables and Other Assets (See Notes) - (0.14%)		(107,237)
Net Assets Applicable to 6,759,073 Shares Outstanding - 100.00%		$76,094,440

≠The rate shown is the effective yield as of the time of purchase.
≥Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At March 31, 2007, the aggregate amount of these securities equaled $25,580,642, which represented 33.62% of the Portfolio’s net assets. See Note 7 in "Notes."

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc.-Capital Growth Portfolio

March 31, 2007
	Number of	Value
	Shares	(U.S.$)
Common Stock- 97.80%
Aerospace & Defense - 5.26%
Boeing	45,940	$4,084,525
General Dynamics	56,140	4,289,096
		8,373,621
Air Freight & Logistics - 1.73%
United Parcel Service Class B	39,260	2,752,126
		2,752,126
Beverages - 0.90%
PepsiCo	22,520	1,431,371
		1,431,371
Biotechnology - 0.99%
*†Gilead Sciences	11,810	903,465
*†Vertex Pharmaceuticals	24,090	675,484
		1,578,949
Capital Markets - 7.40%
Amvescap ADR	42,060	929,526
*Franklin Resources	25,630	3,096,873
Goldman Sachs Group	6,030	1,245,979
*State Street	37,990	2,459,853
UBS	68,010	4,041,834
		11,774,065
Chemicals - 3.12%
Agrium	42,780	1,639,757
Monsanto	23,080	1,268,477
Potash Corp. of Saskatchewan	12,800	2,047,104
		4,955,338
Commercial Banks - 1.24%
Commerce Bancorp	58,980	1,968,752
		1,968,752
Commercial Services & Supplies - 3.57%
Equifax	47,560	1,733,562
*Manpower	14,180	1,046,059
†Monster Worldwide	31,970	1,514,419
Waste Management	40,310	1,387,067
		5,681,107
Communications Equipment - 3.94%
†Cisco Systems	211,790	5,406,999
*†Research in Motion	6,270	855,792
		6,262,791
Computers & Peripherals - 7.15%
†Apple	19,640	1,824,752
†EMC	136,700	1,893,295
Hewlett-Packard	47,240	1,896,214
*International Business Machines	17,780	1,675,943
*†Network Appliance	111,970	4,089,145
		11,379,349
Construction & Engineering - 1.72%
Fluor	30,500	2,736,460
		2,736,460
Diversified Consumer Services - 0.58%
†Apollo Group Class A	21,160	928,924
		928,924
Diversified Financial Services - 2.14%
*Chicago Mercantile Exchange Holdings Class A	2,400	1,277,904
*†Nasdaq Stock Market	72,030	2,118,402
		3,396,306
Diversified Telecommunications Services - 1.05%
AT&T	42,320	1,668,677
		1,668,677
Electrical Equipment - 0.62%
†ABB ADR	46,820	804,368
Roper Industries	3,300	181,104
		985,472
Energy Equipment & Services - 0.82%
Halliburton	41,170	1,306,735
		1,306,735
Food, Beverage & Tobacco - 0.53%
Japan Tobacco	170	835,320
		835,320
Health Care Equipment & Supplies - 3.78%
*Medtronic	90,035	4,417,117
†St. Jude Medical	42,210	1,587,518
		6,004,635
Health Care Providers & Services - 0.79%
UnitedHealth Group	23,840	1,262,805
		1,262,805
Hotels, Restaurants & Leisure - 1.13%
*International Game Technology	19,630	792,659
*Starwood Hotels & Resorts Worldwide	15,530	1,007,121
		1,799,780
Household Products - 1.00%
Procter & Gamble	25,110	1,585,948
		1,585,948
Industrial Conglomerates - 1.99%
General Electric	89,330	3,158,709
		3,158,709
Internet Software & Services - 3.50%
†Akamai Technologies	19,280	962,458
*†Google Class A	10,050	4,604,508
		5,566,966
IT Services - 5.15%
Accenture Limited Class A	80,390	3,098,230
*†Alliance Data Systems	20,470	1,261,361
Automatic Data Processing	44,750	2,165,900
Western Union	75,920	1,666,444
		8,191,935
Machinery - 4.82%
*Danaher	51,690	3,693,250
*Deere	12,390	1,346,050
*Illinois Tool Works	25,040	1,292,064
Parker Hannifin	15,430	1,331,763
		7,663,127
Media - 3.03%
*Disney (Walt)	72,365	2,491,527
†Focus Media Holding ADR	17,860	1,401,296
†Viacom Class B	22,580	928,264
		4,821,087
Metals & Mining - 1.45%
*Cia Vale do Rio Doce ADR	28,770	1,064,202
Freeport-McMoRan Copper & Gold Class B	18,850	1,247,682
		2,311,884
Multiline Retail - 0.30%
†Kohl's	6,280	481,111
		481,111
Oil, Gas & Consumable Fuel - 2.70%
Cameco	90,390	3,700,566
*Sasol ADR	17,970	593,909
		4,294,475
Pharmaceuticals - 7.66%
Abbott Laboratories	26,500	1,478,700
AstraZeneca ADR	14,940	801,531
Eisai	20,820	998,285
*†Elan ADR	63,660	846,041
*Sanofi-Aventis ADR	43,370	1,887,029
Schering-Plough	209,590	5,346,642
Shionogi	45,820	824,359
		12,182,587
Semiconductors & Semiconductor Equipment - 2.49%
†Altera	92,190	1,842,878
*Linear Technology	67,250	2,124,428
		3,967,306
Software - 8.91%
*†Activision	85,980	1,628,461
†Adobe Systems	58,370	2,434,029
†Autodesk	63,160	2,374,816
*†Electronic Arts	28,040	1,412,094
†Oracle	296,700	5,379,171
*†Symantec	54,350	940,255
		14,168,826
Specialty Retail - 1.43%
*Staples	88,280	2,281,155
		2,281,155
Textiles, Apparel & Luxury Goods - 2.22%
†Coach	27,700	1,386,385
NIKE Class B	20,150	2,141,139
		3,527,524
Wireless Telecommunication Services - 2.69%
America Movil Series L ADR	20,020	956,756
*†American Tower Class A	44,220	1,722,369
†NII Holdings	21,540	1,597,837
		4,276,962
Total Common Stock (cost $143,962,295)		155,562,185
Total Value of Securities Before Securities Lending Collateral - 97.80%
(cost $143,962,295)		155,562,185

Securities Lending Collateral** - 21.07%
Short-Term Investments - 21.07%
Citibank Investors Principal Preservation Trust I, 5.28%	33,520,325	33,520,325
Total Securities Lending Collateral (cost $33,520,325)		33,520,325
Total Value of Securities - 118.87%
(cost $177,482,620)		189,082,510©
Obligation to Return Securities Lending Collateral** - (21.07%)		(33,520,325)
Receivables and Other Assets Net of Liabilities (See Notes) - 2.20%		3,497,004
Net Assets Applicable to 6,816,782 Shares Outstanding - 100.00%		$159,059,189

†Non-income producing security for the period ended March 31, 2007.
*Fully or partially on loan.
**See Note 6 in “Notes.”
©Includes $32,529,275 of securities loaned.

Summary of Abbreviations
ADR - American Depositary Receipts

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc.-Growth Portfolio

March 31, 2007
	Number of	Value
	Shares	(U.S.$)
Common Stock - 99.12%
Aerospace & Defense - 1.08%
Precision Castparts	4,180	$ 434,929
		434,929
Air Freight & Logistics - 1.16%
Robinson (C.H.) Worldwide	9,800	467,950
		467,950
Airlines - 0.97%
†UAL	10,310	393,533
		393,533
Beverages - 3.21%
†Hansen Natural	6,580	249,250
PepsiCo	16,500	1,048,740
		1,297,990
Biotechnology - 2.85%
†Celgene	8,210	430,697
†Gilead Sciences	9,410	719,865
		1,150,562
Capital Markets - 10.57%
Goldman Sachs Group	6,130	1,266,641
Schwab (Charles)	42,650	780,069
*State Street	12,570	813,907
T. Rowe Price Group	15,200	717,288
UBS	11,730	697,114
		4,275,019
Chemicals - 1.25%
Monsanto	9,210	506,182
		506,182
Communications Equipment - 4.29%
†Cisco Systems	41,270	1,053,623
Nokia ADR	13,830	316,984
QUALCOMM	8,500	362,610
		1,733,217
Computers & Peripherals - 4.17%
†Apple	8,220	763,721
†Dell	17,200	399,212
†SanDisk	4,910	215,058
*†Sun Microsystems	51,230	307,892
		1,685,883
Consumer Finance - 2.02%
American Express	14,480	816,672
		816,672
Diversified Financial Services - 5.42%
*Chicago Mercantile Exchange Holdings Class A	1,860	990,376
†IntercontinentalExchange	4,330	529,169
*†Nymex Holdings	4,950	672,012
		2,191,557
Diversified Telecommunications Services - 3.92%
†Leap Wireless International	7,580	500,128
†Level 3 Communications	53,100	323,910
†Time Warner Telecommunication Class A	36,535	758,832
		1,582,870
Electrical Equipment - 0.86%
Roper Industries	6,350	348,488
		348,488
Electronic Equipment & Instruments - 0.71%
*†SunPower Class A	6,350	288,925
		288,925
Energy Equipment & Services - 3.40%
*†Cameron International	9,930	623,505
Schlumberger	10,880	751,808
		1,375,313
Food & Staples Retailing - 1.15%
CVS	13,570	463,280
		463,280
Health Care Equipment & Supplies - 2.68%
Baxter International	11,600	610,973
†Intuitive Surgical	1,790	217,610
†St. Jude Medical	6,730	253,115
		1,081,698
Health Care Providers & Services - 1.68%
UnitedHealth Group	12,820	679,075
		679,075
Hotels, Restaurants & Leisure - 3.35%
*International Game Technology	11,890	480,118
†Las Vegas Sands	5,000	433,050
*†Starbucks	14,020	439,667
		1,352,835
Household Durables - 0.91%
Harman International Industries	3,840	368,947
		368,947
Household Products - 3.17%
Procter & Gamble	20,280	1,280,885
		1,280,885
Industrial Conglomerates - 4.77%
General Electric	54,560	1,929,242
		1,929,242
Internet Software & Services - 4.13%
†Akamai Technologies	5,670	283,046
†Google Class A	3,025	1,385,934
		1,668,980
IT Services - 2.82%
*†Fiserv	11,460	608,067
Paychex	14,010	530,559
		1,138,626
Life Sciences Tools & Services - 1.05%
†Thermo Fisher Scientific	9,080	424,490
		424,490
Machinery - 1.07%
Deere & Company	4,000	434,560
		434,560
Media - 1.50%
News Class A	26,210	605,975
		605,975
Oil, Gas & Consumable Fuel - 6.84%
Cameco	12,750	521,985
Consol Energy	7,370	288,388
Marathon Oil	3,640	359,741
†Southwestern Energy	4,910	201,212
Williams Companies	23,620	672,225
*XTO Energy	13,140	720,204
		2,763,755
Pharmaceuticals - 3.84%
Allergan	4,300	476,526
Novartis ADR	5,250	286,808
Roche Holding ADR	4,710	414,748
Shire ADR	6,070	375,733
		1,553,815
Real Estate Management & Development - 1.51%
†CB Richard Ellis Group Class A	17,920	612,506
		612,506
Semiconductors & Semiconductor Equipment - 4.09%
*†Broadcom Class A	13,670	438,397
KLA-Tencor	13,320	710,222
*Texas Instruments	16,840	506,884
		1,655,503
Software - 1.82%
*†Electronic Arts	7,250	365,110
*†salesforce.com	8,630	369,537
		734,647
Textiles, Apparel & Luxury Goods - 2.07%
†Coach	9,850	492,992
Polo Ralph Lauren	3,890	342,904
		835,896
Water Utilities - 0.45%
*Aqua America	8,123	182,361
		182,361
Wireless Telecommunication Services - 4.34%
†Crown Castle International	13,290	427,008
*†NII Holdings	14,110	1,046,679
Rogers Communications Class B	8,520	279,115
		1,752,802
Total Common Stock (cost $34,388,190)		40,068,968
Total Value of Securities Before Securities Lending Collateral - 99.12%
(cost $34,388,190)		40,068,968
Securities Lending Collateral** - 12.72%
Short-Term Investments - 12.72%
Citibank Investors Principal Preservation Trust I, 5.28%	5,143,486	5,143,486
Total Securities Lending Collateral (cost $5,143,486)		5,143,486

Total Value of Securities - 111.84%
(cost $39,531,676)		45,212,454©
Obligation to Return Securities Lending Collateral** - (12.72%)		(5,143,486)
Receivables and Other Assets Net of Liabilities (See Notes) - 0.88%		357,822
Net Assets Applicable to 2,300,356 Shares Outstanding - 100.00%		$40,426,790

†Non-income producing security for the period ended March 31, 2007.
*Fully or partially on loan.
**See Note 6 in “Notes.”
©Includes $4,957,189 of securities loaned.

Summary of Abbreviations
ADR - American Depositary Receipts

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc.-Strategic Growth Portfolio

March 31, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock - 98.54%
Aerospace & Defense - 0.45%
General Dynamics	5,000	$382,000
		382,000
Air Freight & Logistics - 0.63%
Expeditors International of Washington	12,900	533,028
		533,028
Airlines - 1.12%
*Southwest Airlines	64,500	948,150
		948,150
Beverages - 1.33%
InBev	5,931	428,234
PepsiCo	11,120	706,787
		1,135,021
Biotechnology - 3.88%
*†Amgen	19,000	1,061,720
*†Celgene	7,900	414,434
†Genentech	11,500	944,380
*†Gilead Sciences	11,500	879,750
		3,300,284
Capital Markets - 9.00%
†E Trade Financial	39,500	838,190
Franklin Resources	7,400	894,142
Goldman Sachs Group	2,850	588,896
*Legg Mason	6,300	593,523
Morgan Stanley	9,100	716,716
Northern Trust	9,300	559,302
Schwab (Charles)	36,700	671,243
*State Street	16,400	1,061,900
UBS	29,055	1,726,275
		7,650,187
Chemicals - 0.60%
Monsanto	9,300	511,128
		511,128
Commercial Banks - 2.70%
Anglo Irish Bank	35,308	754,659
Erste Bank der Oesterreichischen Sparkassen	10,913	849,905
UniCredito Italiano	72,171	686,919
		2,291,483
Communications Equipment - 4.04%
†Cisco Systems	44,200	1,128,426
*†Corning	23,100	525,294
*Ericsson LM Class B	167,800	617,566
*†Juniper Networks	30,800	606,144
QUALCOMM	13,000	554,580
		3,432,010
Computers & Peripherals - 1.44%
†Apple	5,400	501,714
†Dell	11,310	262,505
†EMC	33,400	462,590
		1,226,809
Consumer Finance - 1.98%
American Express	20,900	1,178,760
SLM	12,270	501,843
		1,680,603
Diversified Financial Services - 1.55%
Chicago Mercantile Exchange Holdings Class A	700	372,722
Citigroup	18,450	947,223
		1,319,945
Electronic Equipment & Instruments - 0.46%
Hon Hai Precision GDR	29,100	393,665
		393,665
Energy Equipment & Services - 2.95%
*Baker Hughes	12,330	815,383
Schlumberger	24,500	1,692,950
		2,508,333
Food & Staples Retailing - 4.42%
CVS	51,517	1,758,790
*Sysco	8,720	294,998
*Walgreen	9,270	425,400
Wal-Mart de Mexico ADR	6,200	262,880
Wal-Mart Stores	16,210	761,060
Whole Foods Market	5,700	255,645
		3,758,773
Health Care Equipment & Supplies - 2.55%
*Medtronic	21,700	1,064,602
†St. Jude Medical	5,000	188,050
*Stryker	9,400	623,408
†Zimmer Holdings	3,400	290,394
		2,166,454
Health Care Providers & Services - 6.03%
Aetna	13,900	608,681
†Humana	5,100	295,902
†Medco Health Solutions	15,500	1,124,215
UnitedHealth Group	31,100	1,647,366
*†WellPoint	17,860	1,448,446
		5,124,610
Hotels, Restaurants & Leisure - 2.01%
Carnival	4,200	196,812
*International Game Technology	11,600	468,408
Marriott International Class A	10,100	494,496
†MGM MIRAGE	3,400	236,368
*†Wynn Resorts	3,300	313,038
		1,709,122
Household Durables - 1.34%
Harman International Industries	6,200	595,696
Lennar Class A	12,900	544,509
		1,140,205
Household Products - 1.52%
Procter & Gamble	13,307	840,470
Reckitt Benckiser	8,649	450,518
		1,290,988
Industrial Conglomerates - 5.03%
General Electric	97,210	3,437,345
Tyco International	26,600	839,230
		4,276,575
Insurance - 2.83%
American International Group	22,300	1,499,006
Prudential Financial	10,000	902,600
		2,401,606
Internet & Catalog Retail - 1.64%
*†Amazon.com	23,200	923,128
*†Liberty Media - Interactive Class A	19,625	467,468
		1,390,596
Internet Software & Services - 3.37%
†eBay	23,000	762,450
†Google Class A	3,600	1,649,376
*†Yahoo	14,560	455,582
		2,867,408
IT Services - 2.98%
Accenture Class A	39,150	1,508,841
Automatic Data Processing	21,100	1,021,240
		2,530,081
Machinery - 2.22%
*Danaher	17,820	1,273,239
Deere & Company	2,700	293,328
Joy Global	7,500	321,750
		1,888,317
Media - 2.77%
*Clear Channel Communications	11,700	409,968
†EchoStar Communications Class A	2,200	95,546
Grupo Televisa ADR	16,800	500,640
†Liberty Media - Capital Class A	6,505	719,388
†Viacom Class B	15,300	628,983
		2,354,525
Metals & Mining - 0.78%
BHP Billiton	27,559	666,487
		666,487
Multiline Retail - 2.78%
†Kohl's	15,600	1,195,116
Target	19,660	1,165,052
		2,360,168
Oil, Gas & Consumable Fuel - 3.24%
EOG Resources	6,800	485,112
Exxon Mobil	10,600	799,770
Murphy Oil	7,400	395,160
Total	15,286	1,071,019
		2,751,061
Pharmaceuticals - 3.76%
Lilly (Eli)	6,600	354,486
Novartis	19,201	1,101,308
Roche Holding	4,791	847,651
*†Sepracor	7,600	354,388
Wyeth	10,700	535,321
		3,193,154
Semiconductors & Semiconductor Equipment - 4.63%
Analog Devices	17,970	619,785
Applied Materials	18,900	346,248
ASML Holding	21,700	537,075
*Intel	13,800	263,994
*†Marvell Technology Group	47,900	805,199
*Maxim Integrated Products	21,450	630,630
Samsung Electronics	239	143,017
*Xilinx	23,000	591,790
		3,937,738
Software - 4.74%
*†Adobe Systems	12,900	537,930
†Amdocs	22,200	809,856
†Autodesk	14,900	560,240
*†Electronic Arts	3,700	186,332
†Intuit	10,100	276,336
Microsoft	59,365	1,654,502
		4,025,196
Specialty Retail - 1.97%
*†Bed Bath & Beyond	7,700	309,309
Home Depot	7,900	290,246
*Lowe's Companies	14,800	466,052
*PETsMART	18,500	609,760
		1,675,367
Textiles, Apparel & Luxury Goods - 0.53%
†Coach	4,600	230,230
NIKE Class B	2,100	223,146
		453,376
Thrift & Mortgage Finance - 0.71%
Countrywide Financial	17,900	602,156
		602,156
Trading Company & Distributors - 0.28%
Fastenal	6,800	238,340
		238,340
Wireless Telecommunications Services - 4.28%
America Movil ADR	22,900	1,094,391
†American Tower Class A	14,000	545,300
†Crown Castle International	26,200	841,806
Rogers Communications Class B	35,400	1,159,704
		3,641,201
Total Common Stock (cost $68,633,846)		83,756,150

Short-Term Investment - 0.81%
¤T. Rowe Price Reserve Investment Fund	688,788	688,788
Total Short-Term Investment (cost $688,788)		688,788
Total Value of Securities Before Securities Lending Collateral - 99.35%
(cost $69,322,634)		84,444,938

Securities Lending Collateral** - 22.42%
Short-Term Investments - 22.42%
Citibank Investors Principal Preservation Trust I, 5.28%	19,061,485	19,061,485
Total Securities Lending Collateral (cost $19,061,485)		19,061,485
Total Value of Securities - 121.77%
(cost $88,384,119)		103,506,423©
Obligation to Return Securities Lending Collateral** - (22.42%)		(19,061,485)
Receivables and Other Assets Net of Liabilities (See Notes) - 0.65%		556,235
Net Assets Applicable to 5,012,140 Shares Outstanding - 100.00%		$85,001,173

†Non-income producing security for the period ended March 31, 2007.
*Fully or partially on loan.
**See Note 6 in “Notes.”
©Includes $18,458,614 of securities loaned.

Summary of abbreviations:
ADR - American Depositary Receipts
GDR - Global Depositary Receipts

¤ Considered an affiliated company. See Note 2 in "Notes." Investments in companies considered to be affiliates of the Portfolio were as follows:

	Balance at	Gross	Gross	Market Value	Dividend
Company	Beginning of Period	Additions	Reductions	3/31/07	Income
T. Rowe Price Reserve Investment Fund	$975,844	$12,944	$300,000	$688,788	$12,630

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc. - S&P 500 Index Portfolio

March 31, 2007
	Number of	Value
	Shares	(U.S.$)
Common Stock - 98.59%
Aerospace & Defense - 2.44%
Boeing	14,423	$1,282,350
General Dynamics	7,343	561,005
Goodrich	2,435	125,354
Honeywell International	14,837	683,392
L-3 Communications Holdings	2,230	195,058
*Lockheed Martin	6,571	637,518
Northrop Grumman	6,343	470,777
Raytheon	8,050	422,303
Rockwell Collins	2,985	199,786
*United Technologies	18,297	1,189,305
		5,766,848
Air Freight & Logistics - 0.90%
FedEx	5,660	608,054
Robinson (C.H.) Worldwide	3,183	151,988
United Parcel Service Class B	19,652	1,377,605
		2,137,647
Airlines - 0.09%
Southwest Airlines	14,343	210,842
		210,842
Auto Components - 0.18%
†Goodyear Tire & Rubber	3,089	96,346
Johnson Controls	3,583	339,023
		435,369
Automobiles - 0.37%
*†Ford Motor	34,424	271,605
General Motors	10,507	321,934
Harley-Davidson	4,676	274,715
		868,254
Beverages - 2.04%
Anheuser-Busch	13,977	705,279
Brown-Forman Class B	1,420	93,095
Coca-Cola	37,232	1,787,136
Coca-Cola Enterprises	4,975	100,744
*†Constellation Brands	4,090	86,626
Molson Coors Brewing Class B	793	75,034
Pepsi Bottling Group	2,384	76,026
PepsiCo	30,060	1,910,614
		4,834,554
Biotechnology - 1.23%
†Amgen	21,354	1,193,262
†Biogen Idec	6,269	278,218
*†Celgene	6,898	361,869
*†Genzyme	4,766	286,055
†Gilead Sciences	8,431	644,972
†MedImmune	4,355	158,478
		2,922,854
Building Products - 0.15%
American Standard	3,140	166,483
*Masco	7,059	193,416
		359,899
Capital Markets - 3.64%
Ameriprise Financial	4,424	252,787
Bank of New York	13,870	562,429
Bear Stearns	2,118	318,441
†E Trade Financial	7,862	166,832
Federated Investors Class B	1,790	65,729
Franklin Resources	3,057	369,377
Goldman Sachs Group	7,619	1,574,314
Janus Capital Group	3,626	75,820
*Legg Mason	2,357	222,053
Lehman Brothers Holdings	9,641	675,545
¤Mellon Financial	7,634	329,331
*Merrill Lynch	16,130	1,317,337
Morgan Stanley	19,437	1,530,858
Northern Trust	3,410	205,077
Schwab (Charles)	18,964	346,852
*State Street	6,088	394,198
T. Rowe Price Group	4,771	225,143
		8,632,123
Chemicals - 1.58%
Air Products & Chemicals	4,080	301,471
Ashland	1,121	73,538
*Dow Chemical	17,369	796,542
*duPont (E.I.) deNemours	16,967	838,680
Eastman Chemical	1,622	102,721
Ecolab	3,220	138,460
*†Hercules	2,407	47,033
International Flavors & Fragrances	1,583	74,749
Monsanto	9,849	541,301
PPG Industries	3,043	213,953
Praxair	5,994	377,382
Rohm & Haas	2,607	134,834
Sigma-Aldrich	2,294	95,247
		3,735,911
Commercial Banks - 4.02%
BB&T	10,011	410,651
*Comerica	2,828	167,191
Commerce Bancorp	3,340	111,489
Compass Bancshares	2,400	165,120
*Fifth Third Bancorp	10,389	401,950
*First Horizon National	2,187	90,826
Huntington Bancshares	4,160	90,896
*KeyCorp	7,475	280,088
M&T Bank	1,379	159,730
Marshall & Ilsley	4,605	213,258
National City	11,268	419,733
PNC Financial Services Group	6,364	458,017
*Regions Financial	13,398	473,887
SunTrust Banks	6,427	533,698
Synovus Financial	6,081	196,660
*U.S. Bancorp	32,179	1,125,300
Wachovia	34,974	1,925,319
Wells Fargo	61,801	2,127,808
Zions Bancorp	1,952	164,983
		9,516,604
Commercial Services & Supplies - 0.51%
†Allied Waste Industries	4,030	50,738
Avery Dennison	1,703	109,435
Cintas	2,430	87,723
Donnelley (R.R.) & Sons	3,886	142,189
Equifax	2,177	79,352
†Monster Worldwide	2,318	109,804
*Pitney Bowes	4,185	189,956
*Robert Half International	2,988	110,586
Waste Management	9,668	332,675
		1,212,458
Communications Equipment - 2.56%
†ADC Telecommunications	2,374	39,741
†Avaya	7,909	93,405
†Ciena	1,569	43,854
†Cisco Systems	111,340	2,842,509
*†Corning	28,400	645,816
*†JDS Uniphase	3,602	54,858
*†Juniper Networks	10,385	204,377
Motorola	44,028	777,975
QUALCOMM	30,133	1,285,474
†Tellabs	7,632	75,557
		6,063,566
Computers & Peripherals - 3.69%
†Apple	15,845	1,472,159
*†Dell	41,410	961,126
†EMC	40,668	563,252
Hewlett-Packard	49,497	1,986,810
*International Business Machines	27,698	2,610,813
†Lexmark International Class A	1,812	105,930
†NCR	3,278	156,590
†Network Appliance	6,808	248,628
†QLogic	3,194	54,298
†SanDisk	4,187	183,391
*†Sun Microsystems	65,227	392,014
		8,735,011
Construction & Engineering - 0.06%
Fluor	1,572	141,040
		141,040
Construction Materials - 0.09%
Vulcan Materials	1,733	201,860
		201,860
Consumer Finance - 0.90%
American Express	22,054	1,243,845
Capital One Financial	7,620	575,005
SLM	7,634	312,231
		2,131,081
Containers & Packaging - 0.19%
Ball	2,020	92,617
Bemis	1,734	57,898
†Pactiv	2,406	81,178
Sealed Air	2,978	94,105
*Temple-Inland	1,905	113,805
		439,603
Distributors - 0.06%
Genuine Parts	3,122	152,978
		152,978
Diversified Consumer Services - 0.11%
*†Apollo Group Class A	2,751	120,769
*Block (H&R)	6,127	128,912
		249,681
Diversified Financial Services - 5.36%
Bank of America	82,427	4,205,426
*Chicago Mercantile Exchange Holdings Class A	628	334,385
CIT Group	3,591	190,036
Citigroup	90,171	4,629,379
JPMorgan Chase	63,503	3,072,275
Moody's	4,389	272,381
		12,703,882
Diversified Telecommunications Services - 3.07%
AT&T	114,787	4,526,051
CenturyTel	2,183	98,650
Citizens Communications	6,278	93,856
Embarq	2,680	151,018
*†Qwest Communications International	29,218	262,670
Verizon Communications	53,315	2,021,705
*Windstream	8,487	124,674
		7,278,624
Electric Utilities - 1.68%
†Allegheny Energy	3,099	152,285
American Electric Power	7,216	351,780
Edison International	5,954	292,520
Entergy	3,867	405,726
Exelon	12,316	846,233
*FirstEnergy	5,766	381,940
*FPL Group	7,425	454,187
Pinnacle West Capital	1,753	84,582
PPL	6,856	280,410
Progress Energy	4,592	231,620
*Southern	13,678	501,299
		3,982,582
Electrical Equipment - 0.41%
Cooper Industries Class A	3,460	155,665
Emerson Electric	14,579	628,209
Rockwell Automation	3,040	182,005
		965,879
Electronic Equipment & Instruments - 0.23%
†Agilent Technologies	7,561	254,731
Jabil Circuit	3,618	77,461
Molex	2,545	71,769
†Sanmina-SCI	10,515	38,064
†Solectron	17,286	54,451
Tektronix	1,726	48,604
		545,080
Energy Equipment & Services - 1.83%
Baker Hughes	5,810	384,215
BJ Services	5,222	145,694
ENSCO International	2,897	157,597
Halliburton	18,407	584,238
*†Nabors Industries	5,336	158,319
†National Oilwell Varco	3,225	250,873
Noble	2,481	195,205
Rowan	1,910	62,018
*Schlumberger	21,568	1,490,348
Smith International	3,775	181,389
*†Transocean	5,354	437,422
†Weatherford International	6,328	285,393
		4,332,711
Food & Staples Retailing - 2.39%
Costco Wholesale	8,302	446,980
CVS	27,806	949,297
Kroger	13,407	378,748
*Safeway	8,080	296,051
Supervalu	3,638	142,137
*Sysco	11,514	389,519
*Walgreen	18,264	838,135
Wal-Mart Stores	45,017	2,113,547
Whole Foods Market	2,585	115,937
		5,670,351
Food Products - 1.11%
Archer-Daniels-Midland	12,075	443,152
Campbell Soup	3,868	150,659
ConAgra Foods	9,325	232,286
†Dean Foods	2,590	121,057
General Mills	6,198	360,847
Heinz (H.J.)	6,135	289,081
*Hershey	3,221	176,060
*Kellogg	4,719	242,698
McCormick & Co.	2,537	97,725
Sara Lee	13,865	234,596
Tyson Foods Class A	4,382	85,055
Wrigley, (Wm) Jr	3,929	200,104
		2,633,320
Gas Utilities - 0.08%
NICOR	919	44,498
*Questar	1,647	146,929
		191,427
Health Care Equipment & Supplies - 1.66%
Bard (C.R.)	1,890	150,274
Bausch & Lomb	1,103	56,429
Baxter International	11,879	625,667
Becton, Dickinson & Company	4,488	345,082
Biomet	4,417	187,678
†Boston Scientific	21,909	318,557
†Hospira	2,798	114,438
Medtronic	20,986	1,029,574
†St. Jude Medical	6,519	245,180
*Stryker	5,557	368,540
†Varian Medical Systems	2,488	118,653
†Zimmer Holdings	4,307	367,861
		3,927,933
Health Care Providers & Services - 2.29%
Aetna	9,555	418,413
AmerisourceBergen	3,650	192,538
Cardinal Health	7,342	535,599
CIGNA	1,861	265,490
†Coventry Health Care	2,860	160,303
*†Express Scripts	2,410	194,535
†Humana	3,042	176,497
†Laboratory Corporation of America Holdings	2,251	163,490
*Manor Care	1,337	72,679
McKesson	5,553	325,073
†Medco Health Solutions	5,461	396,086
†Patterson	2,376	84,324
Quest Diagnostics	2,838	141,531
†Tenet Healthcare	9,468	60,879
UnitedHealth Group	24,564	1,301,156
*†WellPoint	11,409	925,270
		5,413,863
Health Care Technology - 0.05%
IMS Health	3,752	111,284
		111,284
Hotels, Restaurants & Leisure - 1.58%
Carnival	8,181	383,362
Darden Restaurants	2,566	105,694
Harrah's Entertainment	3,496	295,237
Hilton Hotels	7,001	251,756
*International Game Technology	6,204	250,518
*Marriott International Class A	6,197	303,405
McDonald's	22,589	1,017,634
†Starbucks	13,712	430,008
*Starwood Hotels & Resorts Worldwide	3,960	256,806
*Wendy's International	1,550	48,515
†Wyndham Worldwide	3,573	122,018
Yum Brands	4,936	285,103
		3,750,056
Household Durables - 0.59%
Black & Decker	1,177	96,067
*Centex	2,254	94,172
*D.R. Horton	4,859	106,898
Fortune Brands	2,831	223,140
Harman International Industries	1,161	111,549
KB HOME	1,560	66,565
Leggett & Platt	3,081	69,846
Lennar Class A	2,507	105,820
Newell Rubbermaid	4,994	155,264
Pulte Homes	3,963	104,861
Snap-On	1,212	58,297
Stanley Works	1,509	83,538
Whirlpool	1,422	120,742
		1,396,759
Household Products - 2.13%
Clorox	2,776	176,803
Colgate-Palmolive	9,530	636,509
Kimberly-Clark	8,319	569,768
Procter & Gamble	58,081	3,668,396
		5,051,476
Independent Power Producers & Energy Traders - 0.49%
†AES	11,954	257,250
Constellation Energy Group	3,383	294,152
†Dynegy	7,692	71,228
TXU	8,324	533,568
		1,156,198
Industrial Conglomerates - 3.83%
3M	13,539	1,034,786
General Electric	189,026	6,683,960
Textron	2,325	208,785
Tyco International	36,408	1,148,672
		9,076,203
Insurance - 4.43%
*ACE	5,970	340,648
AFLAC	8,948	421,093
Allstate	11,368	682,762
Ambac Financial Group	1,941	167,683
American International Group	47,591	3,199,066
*Aon	5,540	210,298
Chubb	7,649	395,224
Cincinnati Financial	3,303	140,047
Genworth Financial	8,338	291,330
*Hartford Financial Services Group	5,869	560,959
¤Lincoln National	5,335	361,660
Loews	8,383	380,840
Marsh & McLennan	10,077	295,155
MBIA	2,433	159,337
*MetLife	13,978	882,711
Principal Financial Group	4,988	298,632
Progressive	13,747	299,960
Prudential Financial	8,732	788,150
*SAFECO	1,851	122,962
Torchmark	1,895	124,293
*UnumProvident	5,958	137,213
XL Capital Class A	3,272	228,909
		10,488,932
Internet & Catalog Retail - 0.16%
*†Amazon.com	5,822	231,658
†InterActiveCorp	3,985	150,274
		381,932
Internet Software & Services - 1.41%
*†eBay	21,182	702,183
†Google Class A	4,002	1,833,557
*†VeriSign	4,339	108,996
*†Yahoo	22,236	695,764
		3,340,500
IT Services - 1.15%
†Affiliated Computer Services Class A	2,290	134,835
Automatic Data Processing	9,984	483,226
†Cognizant Technology Solutions Class A	2,622	231,444
†Computer Sciences	3,222	167,963
†Convergys	2,833	71,987
Electronic Data Systems	9,440	261,299
Fidelity National Information Services	3,103	141,062
First Data	14,298	384,616
†Fiserv	3,081	163,478
Paychex	6,147	232,787
SABRE Holdings Class A	2,541	83,218
†Unisys	6,654	56,093
Western Union	14,298	313,841
		2,725,849
Leisure Equipment & Products - 0.19%
Brunswick	1,901	60,547
Eastman Kodak	5,144	116,049
Hasbro	2,877	82,340
Mattel	6,821	188,054
		446,990
Life Sciences Tools & Services - 0.29%
Applera Corp. - Applied Biosystems Group	3,253	96,191
†Millipore	953	69,064
PerkinElmer	2,041	49,433
†Thermo Fisher Scientific	7,622	356,329
†Waters	1,896	109,968
		680,985
Machinery - 1.56%
Caterpillar	11,833	793,166
*Cummins	944	136,616
*Danaher	4,389	313,594
Deere & Company	4,297	466,826
Dover	3,738	182,452
Eaton	2,729	228,035
*Illinois Tool Works	7,725	398,610
Ingersoll-Rand Class A	5,493	238,231
ITT	3,293	198,634
*PACCAR	4,562	334,851
Pall	2,106	80,028
Parker Hannifin	2,181	188,242
†Terex	1,857	133,258
		3,692,543
Media - 3.45%
CBS Class B	13,948	426,669
*Clear Channel Communications	9,192	322,088
*†Comcast Class A	57,146	1,482,939
†DIRECTV Group	14,045	324,018
Disney (Walt)	37,865	1,303,692
*Dow Jones	1,149	39,606
Gannett	4,316	242,948
*†Interpublic Group	7,764	95,575
McGraw-Hill	6,548	411,738
Meredith	819	47,002
*New York Times Class A	2,494	58,634
News Class A	43,028	994,807
*Omnicom Group	3,186	326,183
Scripps (E.W.) Class A	1,456	65,054
Time Warner	70,719	1,394,579
*Tribune	3,451	110,812
†Viacom Class B	12,677	521,151
		8,167,495
Metals & Mining - 0.88%
Alcoa	15,721	532,942
Allegheny Technologies	1,812	193,322
Freeport-McMoRan Copper & Gold Class B	6,178	408,922
*Newmont Mining	8,366	351,288
*Nucor	5,652	368,115
United States Steel	2,240	222,141
		2,076,730
Multiline Retail - 1.52%
*†Big Lots	1,806	56,492
*Dillard's Class A	1,072	35,087
Dollar General	5,786	122,374
Family Dollar Stores	2,668	79,026
Federated Department Stores	9,495	427,750
*†Kohl's	5,920	453,531
*Nordstrom	4,151	219,754
*Penney (J.C.)	4,156	341,457
†Sears Holdings	1,538	277,086
Target	15,815	937,196
Travelers	12,543	649,351
		3,599,104
Multi-Utilities & Unregulated Power - 1.42%
Ameren	3,792	190,738
CenterPoint Energy	5,338	95,764
CMS Energy	4,178	74,368
Consolidated Edison	4,651	237,480
*Dominion Resources	6,418	569,725
DTE Energy	3,379	161,854
*Duke Energy	23,047	467,624
KeySpan	3,341	137,482
Nisource	5,277	128,970
*PG&E	6,286	303,425
Public Service Enterprise Group	4,666	387,465
Sempra Energy	4,828	294,556
TECO Energy	3,598	61,922
WPS Resources	1,123	62,338
Xcel Energy	7,616	188,039
		3,361,750
Office Electronics - 0.13%
†Xerox	17,914	302,567
		302,567
Oil, Gas & Consumable Fuel - 8.14%
Anadarko Petroleum	8,546	367,307
Apache	6,128	433,250
*Chesapeake Energy	7,822	241,543
Chevron	40,061	2,962,912
ConocoPhillips	30,127	2,059,180
Consol Energy	3,275	128,151
Devon Energy	8,026	555,560
El Paso	12,610	182,467
EOG Resources	4,498	320,887
Exxon Mobil	104,829	7,909,348
Hess	4,934	273,689
Kinder Morgan	1,939	206,407
Marathon Oil	6,387	631,227
Murphy Oil	3,337	178,196
Occidental Petroleum	15,855	781,810
Peabody Energy	4,974	200,154
*Spectra Energy	11,523	302,709
*Sunoco	2,210	155,672
Valero Energy	10,983	708,294
Williams Companies	11,025	313,772
XTO Energy	6,701	367,282
		19,279,817
Paper & Forest Products - 0.30%
*International Paper	8,428	306,779
MeadWestvaco	3,115	96,067
Weyerhaeuser	4,031	301,277
		704,123
Personal Products - 0.18%
Avon Products	8,144	303,445
Estee Lauder Class A	2,470	120,660
		424,105
Pharmaceuticals - 6.20%
*Abbott Laboratories	28,369	1,582,990
Allergan	2,801	310,407
†Barr Pharmaceuticals	1,890	87,602
*Bristol-Myers Squibb	37,127	1,030,646
†Forest Laboratories	5,897	303,342
Johnson & Johnson	53,253	3,209,025
†King Pharmaceuticals	4,073	80,116
Lilly (Eli)	17,935	963,289
Merck	39,742	1,755,404
Mylan Laboratories	4,500	95,130
Pfizer	130,741	3,302,517
Schering-Plough	26,941	687,265
†Watson Pharmaceuticals	2,166	57,247
Wyeth	24,561	1,228,787
		14,693,767
Real Estate Investment Trusts - 1.24%
Apartment Investment & Management Class A	1,683	97,092
Archstone-Smith Trust	3,907	212,072
*AvalonBay Communities	1,481	192,530
Boston Properties	2,082	244,427
Developers Diversified Realty	1,961	123,347
Equity Residential	5,327	256,921
Host Hotels & Resorts	9,575	251,918
*Kimco Realty	4,140	201,784
Plum Creek Timber	3,243	127,839
ProLogis	4,483	291,081
Public Storage	2,196	207,895
Simon Property Group	4,066	452,343
Vornado Realty Trust	2,411	287,729
		2,946,978
Real Estate Management & Development - 0.10%
†CB Richard Ellis Group Class A	3,412	116,622
†Realogy	3,789	112,192
		228,814
Road & Rail - 0.75%
*Burlington Northern Santa Fe	6,514	523,921
CSX	7,838	313,912
Norfolk Southern	7,174	363,004
Ryder System	1,105	54,521
Union Pacific	5,018	509,578
		1,764,936
Semiconductors & Semiconductor Equipment - 2.31%
†Advanced Micro Devices	10,092	131,802
†Altera	6,530	130,535
Analog Devices	6,117	210,975
*Applied Materials	25,168	461,078
*†Broadcom Class A	8,792	281,959
*Intel	105,553	2,019,229
KLA-Tencor	3,609	192,432
Linear Technology	5,430	171,534
*†LSI Logic	7,628	79,636
*Maxim Integrated Products	5,717	168,080
†Micron Technology	13,805	166,764
National Semiconductor	5,355	129,270
*†Novellus Systems	2,132	68,267
*†NVIDIA	6,398	184,134
†PMC-Sierra	3,488	24,451
*†Teradyne	3,763	62,240
*Texas Instruments	27,164	817,636
*Xilinx	6,444	165,804
		5,465,826
Software - 3.22%
†Adobe Systems	10,788	449,860
†Autodesk	4,343	163,297
†BMC Software	3,575	110,074
CA	7,541	195,387
†Citrix Systems	3,419	109,511
†Compuware	5,675	53,856
*†Electronic Arts	5,595	281,764
*†Intuit	6,227	170,371
*Microsoft	158,519	4,417,924
†Novell	5,989	43,241
†Oracle	73,234	1,327,732
*†Symantec	17,171	297,058
		7,620,075
Specialty Retail - 1.95%
Abercrombie & Fitch Class A	1,313	99,368
†AutoNation	2,735	58,091
†AutoZone	886	113,532
†Bed Bath & Beyond	5,318	213,624
Best Buy	7,441	362,526
Circuit City Stores	2,461	45,602
Gap	9,895	170,293
*Home Depot	37,477	1,376,904
*Limited Brands	6,227	162,276
*Lowe's	27,727	873,123
†Office Depot	5,163	181,428
OfficeMax	1,274	67,191
RadioShack	2,818	76,171
Sherwin-Williams	2,146	141,722
Staples	13,342	344,757
Tiffany & Company	2,580	117,338
*TJX	8,305	223,903
		4,627,849
Textiles, Apparel & Luxury Goods - 0.46%
†Coach	6,759	338,288
Jones Apparel Group	1,880	57,772
Liz Claiborne	1,809	77,516
NIKE Class B	3,512	373,185
Polo Ralph Lauren	1,194	105,251
VF	1,666	137,645
		1,089,657
Thrift & Mortgage Finance - 1.34%
*Countrywide Financial	11,398	383,429
Fannie Mae	17,835	973,433
Freddie Mac	12,722	756,832
*Hudson City Bancorp	9,641	131,889
*MGIC Investment	1,517	89,382
Sovereign Bancorp	6,545	166,505
*Washington Mutual	16,625	671,318
		3,172,788
Tobacco - 1.58%
Altria Group	38,581	3,387,797
Reynolds American	3,065	191,287
*UST	2,862	165,939
		3,745,023
Trading Company & Distributors - 0.04%
*Grainger (W.W.)	1,353	104,506
		104,506
Wireless Telecommunications Services - 0.60%
ALLTEL	6,758	418,996
Sprint Nextel	53,238	1,009,392
		1,428,388
Total Common Stock (cost $203,015,965)		233,497,840
	Principal
	Amount (U.S.$)
∞^U.S. Treasury Obligation - 0.07%
U S Treasury Bill 5.018% 6/14/07	$165,000	163,367
Total U.S. Treasury Obligation (cost $163,321)		163,367
Total Value of Securities Before Securities Lending Collateral - 98.66%
(cost $203,179,286)		233,661,207

	Number of
	Shares
Securities Lending Collateral** - 18.39%
Short-Term Investments - 18.39%
Citibank Investors Principal Preservation Trust I, 5.28%	43,560,122	43,560,122
Total Securities Lending Collateral (cost $43,560,122)		43,560,122
Total Value of Securities - 117.05%
(cost $246,739,408)		277,221,329©
Obligation to Return Securities Lending Collateral** - (18.39%)		(43,560,122)
Receivables and Other Assets Net of Liabilities (See Notes) - 1.34%		3,180,813
Net Assets Applicable to 23,749,043 Shares Outstanding - 100.00%		$236,842,020

†Non-income producing security for the period ended March 31, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.
∞Fully or partially pledged as collateral for financial futures contracts.
*Fully or partially on loan.
**See Note 6 in "Notes."
©Includes $42,308,068 of securities loaned.
¤Considered an affiliated company. See Note 2 in “Notes.” Investments in companies considered to be affiliates of the Portfolio were as follows:

				Realized
	Balance at	Gross	Gross	Gains During	Value	Dividend
Company	Beginning of Period	Additions	Reductions	the Period	3/31/07	Income
Lincoln National	$ 354,244	$-	$-	$-	$ 329,331	$2,107
Mellon Financial	321,773	-	-	-	361,660	1,679
	$ 676,017				$ 690,991	$3,786

The following futures contracts were outstanding at March 31, 2007:

Futures Contracts1

Contracts	Notional	Notional		Unrealized
to Buy	Cost	Value	Expiration Date	Appreciation
43 S&P 500 E-mini	$3,043,328	$3,077,080	6/15/07	$33,752

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Portfolio's net assets.

1See Note 5 in “Notes.”

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc.-Value Portfolio

March 31, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock - 98.57%
Aerospace & Defense - 7.38%
*Lockheed Martin	43,540	$4,224,250
Northrop Grumman	33,280	2,470,042
*United Technologies	26,160	1,700,400
		8,394,692
Auto Components - 0.50%
Johnson Controls	6,000	567,722
		567,722
Beverages - 1.83%
Diageo	60,750	1,230,137
PepsiCo	13,380	850,433
		2,080,570
Building Products - 1.60%
*Masco	66,430	1,820,182
		1,820,182
Capital Markets - 8.57%
Bank of New York	41,580	1,686,069
Franklin Resources	6,230	752,771
Goldman Sachs Group	14,120	2,917,616
Lehman Brothers Holdings	10,940	766,566
Mellon Financial	23,980	1,034,497
Merrill Lynch	8,310	678,678
UBS	32,004	1,901,488
		9,737,685
Chemicals - 4.76%
Air Products & Chemicals	10,890	804,662
*Dow Chemical	15,890	728,715
Nalco Holding	6,840	163,476
*PPG Industries	22,150	1,557,368
Praxair	13,090	824,146
Syngenta	6,940	1,327,806
		5,406,173
Commercial Banks - 3.16%
PNC Financial Services Group	20,300	1,460,991
SunTrust Banks	25,680	2,132,467
		3,593,458
Communications Equipment - 0.37%
†Cisco Systems	16,380	418,181
		418,181
Computers & Peripherals - 0.64%
Hewlett-Packard	18,150	728,541
		728,541
Consumer Finance - 1.00%
American Express	20,200	1,139,280
		1,139,280
Containers & Packaging - 0.18%
†Smurfit-Stone Container	18,190	204,819
		204,819
Diversified Financial Services - 6.99%
Bank of America	84,600	4,316,292
Citigroup	70,630	3,626,144
		7,942,436
Diversified Telecommunications Services - 1.30%
AT&T	9,270	365,516
Embarq	10,660	600,691
Verizon Communications	13,490	511,541
		1,477,748
Electric Utilities - 2.06%
Entergy	7,980	837,262
*FPL Group	19,590	1,198,320
PPL	7,610	311,249
		2,346,831
Electrical Equipment - 0.80%
Cooper Industries	3,340	150,267
Rockwell Automation	12,650	757,355
		907,622
Energy Equipment & Services - 0.37%
Noble	5,360	421,725
		421,725
Food & Staples Retailing - 0.87%
CVS	28,867	985,523
		985,523
Food Products - 2.28%
*Kellogg	24,240	1,246,663
Nestle	2,846	1,108,352
Tyson Foods Class A	12,190	236,608
		2,591,623
Health Care Providers & Services - 1.57%
UnitedHealth Group	10,780	571,017
*†WellPoint	14,960	1,213,256
		1,784,273
Hotels, Restaurants & Leisure - 0.31%
Royal Caribbean Cruises	8,260	348,242
		348,242
Household Durables - 0.28%
*†Toll Brothers	11,680	319,798
		319,798
Independent Power Producers & Traders - 0.52%
TXU	9,310	596,771
		596,771
Industrial Conglomerates - 0.30%
General Electric	9,660	341,578
		341,578
Insurance - 9.28%
AFLAC	9,810	461,659
Allstate	59,910	3,598,194
Chubb	13,110	677,394
*Genworth Financial	34,310	1,198,791
Hartford Financial Services Group	11,880	1,135,490
*MetLife	55,140	3,482,091
		10,553,619
IT Services - 1.09%
Accenture Class A	32,180	1,240,217
		1,240,217
Leisure Equipment & Products - 0.06%
Hasbro	2,320	66,398
		66,398
Machinery - 1.75%
Deere & Company	16,110	1,750,191
Eaton	2,870	239,817
		1,990,008
Media - 1.98%
Disney (Walt)	16,060	552,946
*New York Times Class A	11,420	268,484
†Viacom Class B	21,700	892,087
WPP Group	35,200	533,366
		2,246,883
Multiline Retail - 1.43%
Federated Department Stores	36,000	1,621,800
		1,621,800
Multi-Utilities & Unregulated Power - 1.97%
*Dominion Resources	21,920	1,945,839
Public Service Enterprise Group	3,480	288,979
		2,234,818
Oil, Gas & Consumable Fuel - 11.37%
*Apache	11,730	829,311
Chevron	11,240	831,310
ConocoPhillips	29,210	1,996,504
Devon Energy	17,550	1,214,811
*EOG Resources	10,410	742,649
Exxon Mobil	37,330	2,816,548
*Hess	25,380	1,407,829
Royal Dutch Shell ADR	7,900	523,770
Total ADR	36,710	2,561,623
		12,924,355
Paper & Forest Products - 0.44%
*Bowater	4,110	97,900
*International Paper	11,030	401,492
		499,392
Pharmaceuticals - 6.56%
Abbott Laboratories	8,370	467,046
Johnson & Johnson	48,330	2,912,366
Lilly (Eli)	18,540	995,783
Merck	27,260	1,204,074
Wyeth	37,590	1,880,628
		7,459,897
Road & Rail - 1.60%
*Burlington Northern Santa Fe	15,950	1,282,859
Norfolk Southern	10,650	538,890
		1,821,749
Semiconductors & Semiconductor Equipment - 1.07%
*Intel	63,520	1,215,138
		1,215,138
Software - 1.49%
†Oracle	93,680	1,698,418
		1,698,418
Specialty Retail - 0.50%
Sherwin-Williams	8,600	567,944
		567,944
Textiles, Apparel & Luxury Goods - 1.42%
†Hanesbrands	3,320	97,575
NIKE Class B	14,280	1,517,393
		1,614,968
Thrift & Mortgage Finance - 2.19%
Fannie Mae	34,970	1,908,663
Freddie Mac	9,700	577,053
		2,485,716
Tobacco - 4.01%
Altria Group	51,940	4,560,851
		4,560,851
Trading Company & Distributors - 0.75%
*Grainger (W.W.)	11,020	851,185
		851,185
Wireless Telecommunication Services - 1.97%
*Sprint Nextel	66,730	1,265,201
Vodafone Group	364,420	971,703
		2,236,904
Total Common Stock (cost $103,473,878)		112,045,733
	Principal
	Amount (U.S.$)
≠Commercial Paper - 1.32%
Thunder Bay Funding 5.40% 4/2/07	$1,508,000	1,507,774
Total Commercial Paper (cost $1,507,774)		1,507,774
Total Value of Securities Before Securities Lending Collateral - 99.89%
(cost $104,981,652)		113,553,507
	Number of
	Shares
Securities Lending Collateral** - 22.17%
Short-Term Investments - 22.17%
Citibank Investors Principal Preservation Trust I, 5.28%	25,200,851	25,200,851
Total Securities Lending Collateral (cost $25,200,851)		25,200,851

Total Value of Securities - 122.06%
(cost $130,182,503)		138,754,358©
bligation to Return Securities Lending Collateral** - (22.17%)		(25,200,851)
Receivables and Other Assets Net of Liabilities (See Notes) - 0.11%		119,512
Net Assets Applicable to 4,486,379 Shares Outstanding - 100.00%		$113,673,019

†Non-income producing security for the period ended March 31, 2007.
*Fully or partially on loan.
**See Note 6 in “Notes.”
≠The rate shown is the effective yield as of the time of purchase.
©Includes $24,439,088 of securities loaned.

Summary of abbreviations:
ADR - American Depositary Receipts

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc. - Mid-Cap Growth Portfolio

March 31, 2007
	Number of	Value
	Shares	(U.S.$)
Common Stock- 99.68%
Aerospace & Defense - 1.88%
Precision Castparts	4,910	$510,886
		510,886
Air Freight & Logistics - 1.34%
Robinson (C.H.) Worldwide	7,600	362,900
		362,900
Airlines - 0.62%
†US Airways Group	3,710	168,731
		168,731
Auto Components - 1.35%
†Goodyear Tire & Rubber	11,710	365,235
		365,235
Beverages - 0.54%
†Hansen Natural	3,850	145,838
		145,838
Biotechnology - 3.76%
*†Alexion Pharmaceuticals	5,340	230,902
*†Celgene	11,800	619,028
*†Cephalon	2,400	170,904
		1,020,834
Capital Markets - 4.90%
*†Affiliated Managers Group	3,180	344,553
*Greenhill & Co	2,860	175,575
Northern Trust	5,520	331,973
T. Rowe Price Group	10,090	476,147
		1,328,248
Chemicals - 1.47%
Agrium	7,560	289,775
Celanese Class A	3,530	108,865
		398,640
Commercial Banks - 0.70%
Synovus Financial	5,860	189,512
		189,512
Commercial Services & Supplies - 2.71%
†Corrections Corporate of America	2,960	156,318
†Monster Worldwide	6,960	329,695
*Robert Half International	6,720	248,707
		734,720
Communications Equipment - 4.03%
*†BigBand Networks	6,320	113,823
†F5 Networks	7,760	517,437
*†Polycom	10,540	351,298
†Sonus Networks	13,760	111,043
		1,093,601
Containers & Packaging - 1.23%
†Owens-Illinois	12,950	333,722
		333,722
Diversified Financial Services - 1.69%
*†CBOT Holdings Class A	490	88,935
†IntercontinentalExchange	3,030	370,296
		459,231
Diversified Telecommunications Services - 1.59%
†Cogent Communications Group	4,530	107,044
†Leap Wireless International	2,000	131,960
†Level 3 Communications	31,510	192,211
		431,215
Electrical Equipment - 2.84%
AMETEK	7,295	251,969
*†General Cable	3,310	176,853
*Roper Industries	6,240	342,452
		771,274
Energy Equipment & Services - 2.65%
*†Cameron International	5,460	342,833
†National Oilwell Varco	4,820	374,948
		717,781
Food Products - 1.87%
Bunge	2,260	185,817
Wrigley, (Wm) Jr	6,320	321,878
		507,695
Health Care Equipment & Supplies - 3.52%
Bard (C.R.)	1,850	147,094
*†Hologic	2,800	161,392
†Intuitive Surgical	1,220	148,315
†Kyphon	3,110	140,385
†St. Jude Medical	9,480	356,543
		953,729
Health Care Providers & Services - 3.30%
*†Express Scripts	2,300	185,656
†Health Net	2,580	138,830
†Psychiatric Solutions	5,170	208,403
*†Schein (Henry)	4,160	229,548
Universal Health Services Class B	2,310	132,271
		894,708
Hotels, Restaurants & Leisure - 7.41%
Hilton Hotels	11,760	422,890
International Game Technology	13,720	554,013
†MGM MIRAGE	3,280	228,026
†WMS Industries	7,290	286,060
*†Wynn Resorts	5,470	518,883
		2,009,872
Household Durables - 0.99%
Harman International Industries	2,810	269,985
		269,985
Industrial Conglomerates - 0.53%
†McDermott International	2,920	143,022
		143,022
Internet & Catolog Retail - 0.83%
†VistaPrint	5,870	224,821
		224,821
Internet Software & Services - 4.54%
†Akamai Technologies	8,300	414,337
*†aQuantive	9,340	260,679
†SAVVIS	3,830	183,380
*†VeriSign	14,840	372,781
		1,231,177
IT Services - 3.33%
†Fiserv	6,410	340,114
†Isilon Systems	6,000	97,020
Paychex	6,750	255,623
†Verifone Holdings	5,730	210,463
		903,220
Life Sciences Tools & Services - 2.08%
Pharmaceutical Product Development	4,340	146,215
†Thermo Fisher Scientific	8,950	418,412
		564,627
Machinery - 1.09%
Harsco	6,600	296,076
		296,076
Media - 1.01%
†Focus Media Holding ADR	3,490	273,825
		273,825
Metals & Mining - 0.97%
Allegheny Technologies	2,460	262,457
		262,457
Oil, Gas & Consumable Fuel - 3.87%
Frontier Oil	2,560	83,558
*†Quicksilver Resources	5,070	201,634
Range Resources	10,550	352,370
Williams Companies	14,460	411,532
		1,049,094
Personal Products - 1.23%
Avon Products	8,960	333,850
		333,850
Pharmaceuticals - 2.54%
Allergan	2,390	264,860
*Medicis Pharmaceutical Class A	5,290	163,038
Shire ADR	4,230	261,837
		689,735
Real Estate Invesment Trusts - 0.84%
*Macerich	2,470	228,129
		228,129
Real Estate Management & Development - 1.04%
†CB Richard Ellis Group Class A	8,250	281,985
		281,985
Road & Rail - 1.13%
CSX	7,680	307,584
		307,584
Semiconductors & Semiconductor Equipment - 8.95%
†Altera	16,330	326,437
†Atheros Communications	10,430	249,590
†Integrated Device Technology	18,490	285,116
Intersil Class A	14,130	374,304
KLA-Tencor	9,600	511,871
*Maxim Integrated Products	7,030	206,682
†Varian Semiconductor Equipment Associates	8,875	473,747
		2,427,747
Software - 3.57%
*†Activision	12,120	229,553
*†Electronic Arts	8,420	424,031
*†salesforce.com	7,360	315,155
		968,739
Specialty Retail - 2.21%
†GameStop Class A	8,760	285,313
Guess	7,790	315,417
		600,730
Textiles, Apparel & Luxury Goods - 4.78%
†Coach	10,040	502,502
Polo Ralph Lauren	4,590	404,609
†Under Armour Class A	7,580	388,854
		1,295,965
Wireless Telecommunication Services - 4.75%
†American Tower Class A	9,380	365,351
*†Crown Castle International	6,200	199,206
†NII Holdings	9,750	723,255
		1,287,812
Total Common Stock (cost $23,360,889)		27,038,952
Total Value of Securities before Securities Lending Collateral - 99.68%
(cost $23,360,889)		27,038,952

Securities Lending Collateral** - 19.95%
Short-Term Investments - 19.95%
Citibank Investors Principal Preservation Trust I, 5.28%	5,412,981	5,412,981
Total Securities Lending Collateral (cost $5,412,981)		5,412,981
Total Value of Securities - 119.63%
(cost $28,773,870)		32,451,933©
Obligation to Return Securities Lending Collateral** - (19.95%)		(5,412,981)
Receivables and Other Assets Net of Liabilities (See Notes) - 0.32%		87,945
Net Assets Applicable to 2,316,302 Shares Outstanding - 100.00%		$27,126,897

†Non-income producing security for the period ended March 31, 2007.
*Fully or partially on loan.
**See Note 6 in “Notes.”
©Includes $5,256,321 of securities loaned.

Summary of abbreviations:
ADR - American Depositary Receipts

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc.-Mid-Cap Value Portfolio

March 31, 2007
	Number of	Value
	Shares	(U.S.$)
Common Stock - 99.22%
Aerospace & Defense - 3.93%
*†Alliant Techsystems	10,500	$ 923,160
Goodrich	34,200	1,760,616
		2,683,776
Airlines - 1.38%
†UAL	24,600	938,982
		938,982
Auto Components - 2.62%
*American Axle & Manufacturing Holdings	19,500	533,325
Borg Warner	9,800	739,116
†TRW Automotive	14,700	511,854
		1,784,295
Biotechnology - 1.25%
*†Theravance	28,900	852,550
		852,550
Building Products - 1.36%
American Standard	17,500	927,850
		927,850
Capital Markets - 2.15%
*†Affiliated Managers Group	6,000	650,100
†E Trade Financial	38,500	816,970
		1,467,070
Chemicals - 5.48%
Celanese Series A	32,000	986,880
Chemtura	77,400	845,982
Cytec Industries	19,900	1,119,176
FMC	10,400	784,472
		3,736,510
Commercial Banks - 2.58%
*City National	2,400	176,640
Commerce Bancorp	16,200	540,756
Huntington Bancshares	31,400	686,090
UnionBanCal	5,600	355,152
		1,758,638
Commercial Services & Supplies - 3.70%
†Copart	25,800	722,658
Donnelley (R.R.) & Sons	24,400	892,796
†United Stationers	15,200	910,784
		2,526,238
Communications Equipment - 0.19%
†Powerwave Technologies	22,900	130,301
		130,301
Computers & Peripherals - 2.05%
†NCR	14,600	697,442
†QLogic	41,100	698,700
		1,396,142
Construction & Engineering - 1.75%
*†Shaw Group	14,100	440,907
†URS	17,700	753,843
		1,194,750
Construction Materials - 0.46%
Martin Marietta Materials	2,300	310,960
		310,960
Containers & Packaging - 1.44%
†Owens-Illinois	38,200	984,414
		984,414
Diversified Financial Services - 2.89%
*CIT Group	19,100	1,010,772
†Genesis Lease ADR	36,800	962,320
		1,973,092
Diversified Telecommunications Services - 2.21%
Embarq	13,500	760,725
Virgin Media	29,500	744,875
		1,505,600
Electric Utilities - 3.84%
*Northeast Utilities	33,200	1,087,964
*PPL	37,500	1,533,750
		2,621,714
Electronic Equipment & Instruments - 4.90%
†Arrow Electronics	47,400	1,789,350
†Flextronics International	81,900	895,986
Tektronix	20,700	582,912
†Vishay Intertechnology	5,375	75,143
		3,343,391
Energy Equipment & Services - 0.97%
SBM Offshore	7,174	258,656
=#†Solar Cay Limited 144A	26,800	402,000
		660,656
Food Products - 4.68%
*Bunge Limited	17,700	1,455,294
†PAN Fish	750,000	881,003
†Smithfield Foods	11,000	329,450
Tyson Foods Class A	27,100	526,011
		3,191,758
Gas Utilities - 0.88%
UGI	22,600	603,646
		603,646
Health Care Equipment & Supplies - 1.24%
*Cooper	17,400	845,988
		845,988
Health Care Technology - 1.27%
IMS Health	29,300	869,038
		869,038
Hotels, Restaurants & Leisure - 0.97%
*Ruby Tuesday	23,100	660,660
		660,660
Household Durables - 1.39%
Black & Decker	5,100	416,262
MDC Holdings	4,600	221,122
*Newell Rubbermaid	9,900	307,791
		945,175
Industrial Conglomerates - 1.35%
*Carlisle	13,700	588,141
*Walter Industries	13,400	331,650
		919,791
Insurance - 6.43%
*Ambac Financial Group	15,500	1,339,045
Everest Re Group	8,100	778,977
Platinum Underwriters Holdings	15,200	487,616
Reinsurance Group of America	17,700	1,021,644
*UnumProvident	32,800	755,384
		4,382,666
IT Services - 2.24%
*†BearingPoint	47,000	360,020
†CACI International	17,000	796,620
†Unisys	44,100	371,763
		1,528,403
Machinery - 4.80%
†AGCO	16,600	613,702
Kennametal	14,100	953,301
Mueller Water Products Class B	23,420	313,594
Toro	17,200	881,328
*Trinity Industries	12,150	509,328
		3,271,253
Media - 6.27%
*Cinram International Income Fund	63,300	1,329,486
*Donnelley ( R.H.)	29,901	2,119,682
*Entercom Communications	29,300	825,674
		4,274,842
Metals & Mining - 1.76%
*†Century Aluminum	9,000	421,920
*Cleveland-Cliffs	12,200	780,922
		1,202,842
Multi-Utilities & Unregulated Power - 1.41%
Wisconsin Energy	19,800	960,696
		960,696
Oil, Gas & Consumable Fuel - 3.92%
*Arch Coal	16,700	512,523
†Brasil Ecodiesel ADR	25,400	113,591
#†Brasil Ecodiesel 144A ADR	41,500	185,592
†Newfield Exploration	21,500	896,765
Noble Energy	16,200	966,330
		2,674,801
Pharmaceuticals - 4.52%
†Barr Pharmaceuticals	26,200	1,214,370
†Endo Pharmaceuticals Holdings	34,900	1,026,060
†Impax Laboratories	82,400	842,128
		3,082,558
Real Estate Investment Trusts - 1.67%
*KKR Financial	41,600	1,141,088
		1,141,088
Road & Rail - 1.12%
†Avis Budget Group	28,000	764,960
		764,960
Semiconductors & Semiconductor Equipment - 3.17%
†Fairchild Semiconductor Internationa	l39,700	663,784
†Varian Semiconductor Equipment Associates	28,100	1,499,978
		2,163,762
Specialty Retail - 2.64%
Circuit City Stores	39,400	730,082
Foot Locker	45,400	1,069,170
		1,799,252
Thrift & Mortgage Finance - 0.88%
Webster Financial	12,500	600,125
		600,125
Trading Company & Distributors - 1.11%
*UAP Holding	29,200	754,820
		754,820
Wireless Telecommunication Services - 0.35%
†Syniverse Holdings	22,700	239,258
		239,258
Total Common Stock (cost $56,120,510)		67,674,311
Total Value of Securities Before Securities Lending Collateral - 99.22%
(cost $56,120,510)		67,674,311
Securities Lending Collateral** - 24.95%
Short-Term Investments - 24.95%
Citibank Investors Principal Preservation Trust I 5.28%	17,019,013	17,019,013
Total Securities Lending Collateral (cost $17,019,013)		17,019,013
Total Value of Securities - 124.17%
(cost $73,139,523)		84,693,324©
Obligation to Return Securities Lending Collateral** - (24.95%)		(17,019,013)
Receivables and Other Assets Net of Liabilities (See Notes) - 0.78%		530,714
Net Assets Applicable to 4,407,900 Shares Outstanding - 100.00%		$68,205,025

†Non-income producing security for the period ended March 31, 2007.
*Fully or partially on loan.
**See Note 6 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2007, the aggregate amount of Rule 144A securities equaled $587,592, which represented 0.86% of the Portfolio’s net assets. See Note 7 in "Notes."
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At March 31, 2007, the aggregate amount of fair valued securities equals $402,000, which represented 0.59% of the Portfolio’s net assets. See Note 1 in "Notes.”
©Includes $16,502,780 of securities loaned.

Summary of abbreviations:
ADR - American Depositary Receipts

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc.-Small Company Portfolio

March 31, 2007
	Number of	Value
	Shares	(U.S.$)
Common Stock - 96.28%
Aerospace & Defense - 1.97%
*AAR	16,800	$ 463,008
†BE Aerospace	30,300	960,510
		1,423,518
Airlines - 0.72%
*†Allegiant Travel	16,610	523,215
		523,215
Biotechnology - 2.83%
†Applera - Celera Group	16,700	237,140
†Array Biopharma	26,400	335,280
†BioMarin Pharmaceuticals	34,200	590,292
*†Onyx Pharmaceuticals	35,600	884,304
		2,047,016
Capital Markets - 4.38%
*Cohen & Steers	13,100	564,348
Jefferies Group	23,600	683,220
*†KBW	15,800	549,208
†Penson Worldwide	24,600	742,674
*†Thomas Weisel Partners Group	32,800	623,856
		3,163,306
Commercial Banks - 1.37%
*PrivateBancorp	12,700	464,312
*Prosperity Bancshares	7,150	248,391
†Western Alliance Bancorp	8,960	278,118
		990,821
Commercial Services & Supplies - 5.14%
†Coinstar	16,900	528,970
*†CRA International	6,840	356,911
*†Geo Group	14,300	648,076
†Kenexa	11,800	367,334
†Resources Connection	21,700	694,183
†TeleTech Holdings	30,600	1,122,714
		3,718,188
Communications Equipment - 1.72%
†NETGEAR	31,800	907,254
†Switch & Data Facilities	18,700	338,844
		1,246,098
Computers & Peripherals - 0.41%
*†Synaptics	11,700	299,286
		299,286
Consumer Finance - 0.72%
†Dollar Financial	20,500	518,650
		518,650
Diversified Consumer Services - 3.28%
†Capella Education	9,700	325,338
†New Oriental Education & Technology Group ADR	20,270	821,543
Strayer Education	9,800	1,225,000
		2,371,881
Diversified Financial Services - 2.26%
*†FCStone Group	23,900	891,948
*International Securities Exchange Holdings	15,200	741,760
		1,633,708
Diversified Telecommunications Services - 0.99%
*†Cbeyond	6,300	184,779
†NeuStar Class A	18,600	528,984
		713,763
Electric Utilities - 0.76%
ITC Holdings	12,600	545,454
		545,454
Electrical Equipment - 1.65%
Baldor Electric	17,300	652,902
†First Solar	10,300	535,703
		1,188,605
Electronic Equipment & Instruments - 3.90%
*†Anixter International	11,000	725,340
Daktronics	20,010	549,074
†IPG Photonics	11,400	218,880
*†SunPower Class A	29,100	1,324,050
		2,817,344
Energy Equipment & Services - 3.90%
†Cal Dive International	42,580	519,902
†Dril-Quip	14,800	640,544
†Oceaneering International	12,800	539,136
†Superior Energy Services	21,000	723,870
†TETRA Technologies	15,900	392,889
		2,816,341
Health Care Equipment & Supplies - 8.42%
*†Align Technology	54,200	859,612
*†ev3	22,400	441,280
*†Hologic	19,300	1,112,451
†Immucor	22,700	668,061
†Kyphon	22,370	1,009,782
Mentor	11,800	542,800
*†NuVasive	23,990	569,763
†Volcano	30,500	549,305
†Zoll Medical	12,600	335,790
		6,088,844
Health Care Providers & Services - 2.36%
*†Bio-Reference Labs	17,500	444,500
*†HMS Holdings	9,300	203,670
†inVentiv Health	11,800	451,822
†Sunrise Assisted Living	15,400	608,608
		1,708,600
Health Care Technology - 2.20%
*†Allscripts Healthcare Solutions	23,188	621,670
†Phase Forward	42,560	558,813
†Vital Images	5,400	179,604
*†WebMD Health Class A	4,400	231,572
		1,591,659
Hotels, Restaurants & Leisure - 2.03%
*†Chipotle Mexican Grill Class A	13,100	813,510
Ctrip.com International ADR	9,800	656,453
		1,469,963
Household Durables - 0.83%
*Tempur-Pedic International	23,000	597,770
		597,770
Internet & Catolog Retail - 3.16%
*†Priceline.com	17,400	926,724
*†Shutterfly	23,900	383,356
†VistaPrint	25,500	976,650
		2,286,730
Internet Software & Services - 9.75%
*†aQuantive	33,910	946,428
†Baidu.com ADR	700	67,585
*†Bankrate	15,300	539,172
†DealerTrack Holdings	18,142	557,322
†Digital River	20,200	1,116,051
*†Equinix	12,460	1,066,951
*†Knot	16,510	355,460
†Liquidity Services	31,600	535,304
†Sina	21,200	712,532
*†ValueClick	27,800	726,414
†Vocus	21,170	426,152
		7,049,371
IT Services - 2.25%
†ExlService Holdings	15,800	325,954
†Isilon Systems	11,600	187,572
†Syke Enterprises	26,443	482,320
Syntel	18,270	633,056
		1,628,902
Life Sciences Tools & Services - 0.58%
*†Advanced Magnetics	7,000	421,890
		421,890
Machinery - 1.73%
Kaydon	14,800	629,888
†Middleby	4,700	619,648
		1,249,536
Media - 0.90%
†Morningstar	12,521	646,584
		646,584
Metals & Mining - 2.88%
*†Century Aluminum	12,000	562,560
Chaparral Steel	13,200	767,844
*Cleveland-Cliffs	11,700	748,917
		2,079,321
Oil, Gas & Consumable Fuel - 0.98%
*†VeraSun Energy	35,500	705,385
		705,385
Pharmaceuticals - 0.65%
*Medicis Pharmaceutical Class A	15,280	470,930
		470,930
Semiconductors & Semiconductor Equipment - 6.53%
*†Anadigics	57,200	676,104
†Atheros Communications	39,500	945,235
†FormFactor	15,100	675,725
†Mellanox Technologies	1,700	24,735
*†SiRF Technology Holdings	28,800	799,488
†Tessera Technologies	13,200	524,568
†Varian Semiconductor Equipment Associates	20,100	1,072,938
		4,718,793
Software - 6.28%
*†Concur Technologies	31,200	544,752
*FactSet Research Systems	12,800	804,480
†Glu Mobile	7,090	70,900
*†Nuance Communications	57,600	881,856
*†Shanda Interactive Entertainment ADR	41,600	1,116,960
*†Synchronoss Technolgies	16,100	280,140
†THQ	24,600	841,074
		4,540,162
Specialty Retail - 4.44%
*†Dick's Sporting Goods	17,900	1,042,854
†Hibbett Sports	10,000	285,900
†J Crew Group	20,820	836,339
*†Zumiez	26,100	1,047,132
		3,212,225
Textiles, Apparel & Luxury Goods - 4.31%
†Crocs	12,300	581,175
†Deckers Outdoor Corp	9,100	646,282
*†Heelys	17,700	519,318
†Under Armour Class A	14,700	754,110
*†Volcom	17,800	611,608
		3,112,493
Total Common Stock (cost $63,217,742)		69,596,352
Total Value of Securities Before Securities Lending Collateral - 96.28%
(cost $63,217,742)		69,596,352
Securities Lending Collateral** - 28.40%
Short-Term Investments - 28.40%
Citibank Investors Principal Preservation Trust I 5.28%	20,525,411	20,525,411
Total Securities Lending Collateral (cost $20,525,411)		20,525,411

Total Value of Securities - 124.68%
(cost $83,743,153)		90,121,763©
Obligation to Return Securities Lending Collateral** - (28.40%)		(20,525,411)
Receivables and Other Assets Net of Liabilities (See Notes) - 3.72%		2,688,213
Net Assets Applicable to 3,739,915 Shares Outstanding - 100.00%		$72,284,565

†Non-income producing security for the period ended March 31, 2007.
*Fully or partially on loan.
**See Note 6 in “Notes.”
©Includes $19,875,289 of securities loaned.

Summary of abbreviations:
ADR - American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Jefferson Pilot Variable Fund, Inc. - the Capital Growth Portfolio, the Growth Portfolio, the Strategic Growth Portfolio, the S&P 500 Index Portfolio, the Value Portfolio, the Mid-Cap Growth Portfolio, the Mid-Cap Value Portfolio, the Small Company Portfolio, the Small-Cap Value Portfolio, the International Equity Portfolio, the World Growth Stock Portfolio, the High Yield Bond Portfolio, the Balanced Portfolio, and the Money Market Portfolio (each a “Portfolio” or collectively, the “Portfolios”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the bid price will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before each Portfolio is valued. U.S. government and agency securities are valued at the bid price. Other long-term debt securities and short-term debt securities having maturity of 60 days or greater, including securities held by the Money Market Portfolio, are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. The Money Market Portfolio does not attempt to maintain a stable net asset value. Open-end investment companies, including a fund used for securities lending collateral, are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolios’ Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - Each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the portfolios net asset value calculations as late as the portfolios’ last net asset value calculations in the first required financial statement reporting period. As a result, the Portfolios will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Portfolios’ tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolios’ financial statements.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolios do not isolate that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Portfolios report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed and variable expenses common to all portfolios within the Company are allocated amongst the Portfolios based on their relative net assets. Expenses directly attributable to a Portfolio are charged directly to that Portfolio. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are determined by using the fist-in first-out method. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolios are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Portfolio’s understanding of the applicable country’s tax rules and rates.

The Portfolios declare and pay dividends from net investment income and distributions from net realized gain on investments, if any, at least once annually.

2. Transactions with Affiliates
The Strategic Growth Portfolio may invest in the T. Rowe Price Reserve Investment Fund, an open-end management investment company managed by T. Rowe Price Associates, Inc. The Reserve Fund is offered as cash management option only to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates and/or its affiliates, and is not available to the public. The Reserve Fund pays no investment management fees.

The S&P 500 Index Portfolio has investments in Lincoln National, the parent company of Jefferson Pilot Financial; and in Mellon Financial, the parent company of Mellon Capital Management Corp., the sub-advisor to the S&P 500 Index Portfolio.

3. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for each Portfolio were as follows:

	Cost of	Aggregate unrealized	Aggregate unrealized	Net unrealized
	Investments	appreciation	depreciation	appreciation

Capital Growth Portfolio	$177,620,222	$15,116,155	$(3,653,867)	$11,462,288
Growth Portfolio	39,574,284	6,130,703	(492,533)	5,638,170
Strategic Growth Portfolio	88,498,544	16,470,499	(1,462,620)	15,007,879
S&P 500 Index Portfolio	249,536,836	62,229,616	(34,545,123)	27,684,493
Value Portfolio	130,210,905	9,583,774	(1,040,321)	8,543,453
Mid-Cap Growth Portfolio	28,808,924	4,004,848	(361,839)	3,643,009
Mid-Cap Value Portfolio	73,373,979	12,279,817	(960,472)	11,319,345
Small Company Portfolio	83,969,628	7,604,558	(1,452,423)	6,152,135
Small-Cap Value Portfolio	50,752,304	6,561,449	(1,358,304)	5,203,145
International Equity Portfolio	131,609,800	15,012,509	(1,361,188)	13,651,321
World Growth Stock Portfolio	139,454,879	50,581,076	(2,961,268)	47,619,808
High Yield Bond Portfolio	23,650,826	660,067	(80,334)	579,733
Balanced Portfolio	71,204,927	9,425,643	(714,816)	8,710,827
Money Market Portfolio	76,201,568	91	-	91

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards outstanding at December 31, 2006 will expire as follows:

					Year of Expiration
	2007	2008	2009	2010	2011	2013	2014	Total

Capital Growth Portfolio	$ -	$ -	$ -	$7,563,607	$19,796,776	$	$ -	$27,360,38
Growth Portfolio	-	-	11,199,496	9,269,740	-	-		20,469,236
Strategic Growth Portfolio	-	-	19,168,493	38,367,688	2,424,292	-		59,960,473
S&P 500 Index Portfolio	-	-	4,856,835	8,927,038	-	1,643,58	1,658,92	17,086,383
Small Company Portfolio	-	-	-	-	2,235,471	-		2,235,471
High Yield Bond Portfolio	113,661	231,394	1,575,068	1,704,917	-	-		3,625,040

4. Foreign Currency Exchange Contracts
The Portfolios may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolios may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolios may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities or liabilities net of receivables and other assets on the Schedules of Investments.

5. Futures Contracts
The Portfolios (excluding the World Growth Stock and the Money Market Portfolios) may invest in futures contracts in order to manage exposures to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in receivables and other assets net of liabilities or liabilities net of receivables and other assets on the Schedules of Investments.

6. Security Lending
The Portfolios, except the Money Market Portfolio, may lend their securities pursuant to a security lending agreement (Lending Agreement) with Citibank, N.A. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government or agency securities and/or cash collateral not less than the percentage specified in the agreement, ranging from 100% to 105%, depending on the types of securities. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 30 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolios, or at the discretion of the lending agent, replace the loaned securities. The Portfolios continue to record dividends on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolios have the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Portfolios record security lending income net of such allocation.

Repurchase agreements involve certain risks not associated with direct investment in securities, including the risk that the original seller will default on its obligations to repurchase, as a result of bankruptcy or otherwise, if the seller defaults or becomes insolvent, a Portfolio could realize delays, costs or a lost in asserting its rights to the collateral in satisfaction of the seller’s repurchase agreement.

At March 31, 2007, the value of securities on loan is presented below, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Security Lending Collateral”.

Value of
Securities on Loan
Capital Growth Portfolio	$32,529,275
Growth Portfolio	4,957,189
Strategic Growth Portfolio	18,458,614
S&P 500 Index Portfolio	42,308,068
Value Portfolio	24,439,088
Mid-Cap Growth Portfolio	5,256,321
Mid-Cap Value Portfolio	16,502,780
Small Company Portfolio	19,875,289
Small-Cap Value Portfolio	10,044,414
International Equity Portfolio	5,685,431
World Growth Stock Portfolio	22,126,762
High Yield Bond Portfolio	1,981,665
Balanced Portfolio	10,318,918

7. Credit and Market Risk
Some countries in which the International Equity and the World Growth Stock Portfolios may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant portion of the aggregate value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolios.

The High Yield Bond Portfolio invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Balanced Portfolio invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolios may each invest a portion of their total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolios’ Board of Directors has delegated to each investment advisor the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolios’ limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedules of Investments.

The MId-Cap Growth Portfolio, the Mid-Cap Value Portfolio, the Small Company Portfolio and the Small-Cap Value Portfolio invest a significant portion of their assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Portfolios invest in real estate investment trusts (REITs) and are subject to some of the risks associated with that industry. If a Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, the Portfolios’ tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended March 31, 2007. The Portfolios' REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations.

The Portfolios may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the “Act”), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolios from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolios’ Board of Directors has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolios’ limitation on investments in illiquid assets. The Portfolios may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Section 4(2), Rule 144A and/or Illiquid securities have been identified on the Schedule of Investments.

8. Subsequent Event
On November 6, 2006, the Board of Directors approved an Agreement and Plan of Acquisition among the Jefferson Pilot Variable Fund, Inc (JPVF) and the Lincoln Variable Insurance Products (LVIP) Trust providing for (i) the acquisition by the LVIP Acquiring Funds of substantially all of the assets of the JPVF Target Funds; (ii) the subsequent dissolution of the JPVF Target Funds (the “Reorganization”). The Reorganization designed to be a tax-free merger of investment companies was approved by shareholders of both the JPVF Target and LVIP Acquiring Funds. The Reorganization, as presented below, closed at the end April of 2007.

Fund Mergers 2007
Target Fund	Acquiring Fund	Type of Merger*
JPVF Mid-Cap Growth Portfolio	LVIP Mid-Cap Growth Fund	Shell Reorganization
JPVF Small Company Portfolio	LVIP Small Cap Index Fund	Shell Reorganization with Change of Investment Objective
JPVF Value Portfolio	LVIP MFS Value Fund	Shell Reorganization
JPVF Mid-Cap Value Portfolio	LVIP Mid-Cap Value Fund	Shell Reorganization
JPVF S&P 500 Portfolio	LVIP S&P 500 Index Fund	Shell Reorganization
JPVF Capital Growth Portfolio	LVIP Capital Growth Fund	Shell Reorganization
JPVF International Equity Portfolio	LVIP Marsico International Growth Fund	Shell Reorganization
JPVF Small Cap Value Portfolio	LVIP Value Opportunities Fund	Shell Reorganization
JPVF Strategic Growth Portfolio	LVIP T. Rowe Price Growth Stock Fund	Shell Reorganization
JPVF World Growth Stock Portfolio	LVIP Templeton Growth Fund	Shell Reorganization
JPVF Money Market Portfolio	LVIP Money Market Fund	Substantive Merger
JPVF High Yield Bond Portfolio	LVIP Delaware Bond Fund	Substantive Merger
JPVF Balanced Portfolio	LVIP Delaware Managed Fund	Substantive Merger
JPVF Growth Portfolio	LVIP Delaware Growth and Income Fund	Substantive Merger

* The acquiring shell fund had no assets prior to the merger. Substantive mergers involve existing funds with assets.

Item 2. Controls and Procedures

(a)
The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jefferson Pilot Variable Fund, Inc.

By:    /s/ David K. Booth, President
David K. Booth, President

Date:       05/24/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

Jefferson Pilot Variable Fund, Inc.

By:    /s/ David K. Booth, President
        David K. Booth, President

Date:     05/24/2007

Jefferson Pilot Variable Fund, Inc.

By:   /s/ John a. Weston, Treasurer
      John A. Weston, Treasurer

Date:    05/24/07